Schedule of Investments(a)
May 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–48.63%
Advertising–0.01%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$250,000	$244,727
Lamar Media Corp., 4.88%, 01/15/2029	250,000	245,657
		490,384
Aerospace & Defense–0.72%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	805,000	820,336
5.50%, 03/26/2054(b)	750,000	721,445
Boeing Co. (The),
6.26%, 05/01/2027	329,000	338,299
6.30%, 05/01/2029(c)	470,000	494,481
6.53%, 05/01/2034	2,088,000	2,229,479
5.81%, 05/01/2050	589,000	551,939
General Dynamics Corp., 4.95%, 08/15/2035	3,282,000	3,230,514
Hexcel Corp., 5.88%, 02/26/2035(c)	609,000	608,262
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	628,000	628,608
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	659,000	669,617
5.75%, 01/15/2035(c)	1,218,000	1,233,603
L3Harris Technologies, Inc., 5.40%, 07/31/2033	107,000	108,482
Lockheed Martin Corp.,
5.10%, 11/15/2027	139,000	142,372
4.50%, 02/15/2029(c)	626,000	629,580
4.80%, 08/15/2034(c)	905,000	888,749
5.90%, 11/15/2063	97,000	98,302
RTX Corp.,
5.75%, 01/15/2029	374,000	389,941
6.00%, 03/15/2031	329,000	349,568
5.15%, 02/27/2033	307,000	309,200
6.40%, 03/15/2054	247,000	263,667
TransDigm, Inc.,
6.75%, 08/15/2028(b)	4,170,000	4,247,570
6.38%, 03/01/2029(b)	4,679,000	4,761,102
6.38%, 05/31/2033(b)	14,377,000	14,240,429
		37,955,545
Agricultural & Farm Machinery–0.07%
AGCO Corp.,
5.45%, 03/21/2027	305,000	307,565
5.80%, 03/21/2034(c)	618,000	620,014
CNH Industrial Capital LLC, 4.75%, 03/21/2028	1,576,000	1,579,516
John Deere Capital Corp., 5.10%, 04/11/2034	1,075,000	1,081,349
		3,588,444
Air Freight & Logistics–0.42%
GXO Logistics, Inc.,
6.25%, 05/06/2029	1,074,000	1,100,125
6.50%, 05/06/2034	761,000	778,544
Principal Amount		Value
Air Freight & Logistics–(continued)
United Parcel Service, Inc.,
4.65%, 10/15/2030	$3,684,000	$3,698,702
5.15%, 05/22/2034(c)	761,000	768,505
5.25%, 05/14/2035	4,138,000	4,136,892
5.50%, 05/22/2054(c)	1,358,000	1,281,466
5.95%, 05/14/2055(c)	3,895,000	3,878,961
5.60%, 05/22/2064	699,000	651,044
6.05%, 05/14/2065	6,032,000	6,000,215
		22,294,454
Aluminum–0.01%
JSC Uzbekneftegaz (Uzbekistan), 8.75%, 05/07/2030(b)	300,000	302,869
Application Software–0.23%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	604,000	587,526
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	289,000	267,547
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	500,000	499,855
Fair Isaac Corp., 6.00%, 05/15/2033(b)	3,513,000	3,515,150
Intuit, Inc., 5.20%, 09/15/2033(c)	473,000	483,997
Roper Technologies, Inc.,
4.50%, 10/15/2029	757,000	753,395
4.75%, 02/15/2032	611,000	604,676
4.90%, 10/15/2034(c)	1,751,000	1,699,581
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	2,367,000	2,365,840
6.50%, 06/01/2032(b)	537,000	551,793
Synopsys, Inc., 5.70%, 04/01/2055	938,000	896,106
		12,225,466
Asset Management & Custody Banks–1.19%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	2,814,000	2,766,421
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	611,000	636,939
5.15%, 05/15/2033	390,000	393,550
5.20%, 04/15/2035	5,661,000	5,613,671
Ares Capital Corp.,
5.88%, 03/01/2029	21,000	21,287
5.50%, 09/01/2030	8,656,000	8,590,458
5.80%, 03/08/2032	29,000	28,593
Ares Strategic Income Fund,
5.70%, 03/15/2028	3,119,000	3,124,907
6.20%, 03/21/2032	45,000	44,673
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)(d)	1,594,000	1,611,207
4.98%, 03/14/2030(d)	219,000	222,790
5.06%, 07/22/2032(c)(d)	940,000	950,475
5.19%, 03/14/2035(d)	181,000	180,960
Series J, 4.97%, 04/26/2034(d)	20,000	19,797
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	$4,923,000	$4,681,564
5.88%, 11/15/2027	861,000	875,867
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	7,395,000	7,493,615
Citadel L.P.,
6.00%, 01/23/2030(b)	568,000	581,679
6.38%, 01/23/2032(b)	886,000	915,408
Northern Trust Corp., 6.13%, 11/02/2032	7,000	7,453
State Street Corp.,
5.29% (SOFR + 0.95%), 04/24/2028(e)	3,042,000	3,058,436
5.68%, 11/21/2029(c)(d)	725,000	754,095
4.73%, 02/28/2030	4,500,000	4,529,059
4.83%, 04/24/2030	4,603,000	4,643,842
6.12%, 11/21/2034(d)	460,000	481,002
5.15%, 02/28/2036(d)	5,197,000	5,170,283
6.45%(d)(f)	5,465,000	5,461,195
		62,859,226
Automobile Manufacturers–0.79%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)(c)	775,000	762,503
American Honda Finance Corp., 4.90%, 01/10/2034	11,000	10,720
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)(c)	814,000	819,229
5.38%, 01/18/2034(b)(c)	655,000	649,048
5.63%, 01/13/2035(b)	3,068,000	3,070,623
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	1,172,000	1,185,634
7.35%, 11/04/2027	198,000	203,858
5.92%, 03/20/2028(c)	2,780,000	2,786,397
6.80%, 05/12/2028	1,160,000	1,184,696
6.80%, 11/07/2028	1,033,000	1,055,393
7.20%, 06/10/2030	886,000	920,108
7.12%, 11/07/2033	141,000	143,304
Hyundai Capital America,
5.00%, 01/07/2028(b)(c)	6,134,000	6,142,024
5.60%, 03/30/2028(b)(c)	337,000	343,200
5.35%, 03/19/2029(b)	355,000	358,552
5.30%, 01/08/2030(b)(c)	5,433,000	5,500,355
5.80%, 04/01/2030(b)	76,000	78,002
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	4,005,000	4,047,310
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)(c)	799,000	808,897
4.85%, 01/11/2029(b)	747,000	747,186
5.00%, 01/11/2034(b)(c)	637,000	623,213
5.13%, 08/01/2034(b)(c)	2,394,000	2,355,389
PACCAR Financial Corp., 4.00%, 09/26/2029	1,931,000	1,903,843
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	834,000	836,144
5.10%, 03/21/2031	293,000	298,087
Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)	$1,088,000	$1,088,524
5.25%, 03/22/2029(b)(c)	1,540,000	1,549,236
4.95%, 08/15/2029(b)	1,053,000	1,044,700
5.60%, 03/22/2034(b)(c)	1,089,000	1,077,059
		41,593,234
Automotive Parts & Equipment–0.40%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	3,146,000	3,206,576
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	247,000	259,691
Dana, Inc., 5.63%, 06/15/2028	48,000	47,810
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	481,000	489,688
4.90%, 05/01/2033(b)	368,000	363,506
Forvia SE (France), 8.00%, 06/15/2030(b)	196,000	199,366
Magna International, Inc. (Canada), 5.88%, 06/01/2035	1,520,000	1,532,210
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	409,000	385,662
PHINIA, Inc.,
6.75%, 04/15/2029(b)	522,000	534,195
6.63%, 10/15/2032(b)	16,000	15,921
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)(c)	4,130,000	4,096,668
7.13%, 04/14/2030(b)	3,944,000	3,806,072
6.75%, 04/23/2030(b)(c)	1,614,000	1,534,406
6.88%, 04/23/2032(b)	5,014,000	4,603,476
		21,075,247
Automotive Retail–0.07%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	360,000	366,279
AutoZone, Inc., 5.20%, 08/01/2033	282,000	282,818
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	275,000	263,753
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	800,000	771,297
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	500,000	493,572
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	1,597,000	1,559,433
		3,737,152
Biotechnology–0.08%
AbbVie, Inc.,
4.80%, 03/15/2029(c)	850,000	862,521
5.05%, 03/15/2034(c)	1,054,000	1,057,424
5.40%, 03/15/2054(c)	805,000	762,482
5.50%, 03/15/2064	820,000	778,386
Amgen, Inc.,
5.15%, 03/02/2028	359,000	365,641
5.25%, 03/02/2030	115,000	117,941
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Biotechnology–(continued)
Gilead Sciences, Inc.,
5.25%, 10/15/2033	$284,000	$289,291
5.55%, 10/15/2053	197,000	189,031
		4,422,717
Brewers–0.01%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(b)	400,000	387,232
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	219,498
		606,730
Broadcasting–0.04%
Paramount Global,
5.85%, 09/01/2043	944,000	809,236
4.95%, 05/19/2050(c)	944,000	711,892
Univision Communications, Inc., 6.63%, 06/01/2027(b)(c)	509,000	509,327
		2,030,455
Broadline Retail–0.11%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	600,000	478,458
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	4,483,000	4,519,513
Kohl’s Corp., 10.00%, 06/01/2030(b)	23,000	23,642
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	525,000	515,062
Prosus N.V. (China), 4.19%, 01/19/2032(b)	200,000	183,351
		5,720,026
Building Products–0.29%
Carrier Global Corp., 5.90%, 03/15/2034	165,000	173,417
Holcim Finance US LLC (Switzerland),
4.60%, 04/07/2027(b)	3,311,000	3,315,642
4.70%, 04/07/2028(b)	3,904,000	3,925,103
4.95%, 04/07/2030(b)	1,066,000	1,073,441
5.40%, 04/07/2035(b)	6,330,000	6,309,915
Lennox International, Inc., 5.50%, 09/15/2028	405,000	416,075
		15,213,593
Cable & Satellite–0.40%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	470,000	465,445
5.38%, 06/01/2029(b)(c)	1,093,000	1,078,584
6.38%, 09/01/2029(b)(c)	3,948,000	4,004,014
7.38%, 03/01/2031(b)(c)	1,860,000	1,926,263
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	746,000	784,480
Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
5.50%, 11/15/2032	$247,000	$256,126
6.05%, 05/15/2055(c)	10,829,000	10,814,542
Cox Communications, Inc., 5.70%, 06/15/2033(b)	131,000	130,552
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	132,000	128,571
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	550,000	522,334
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	250,000	286,701
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	600,000	554,490
		20,952,102
Cargo Ground Transportation–0.12%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	105,000	105,912
5.35%, 01/12/2027(b)	102,000	102,840
5.70%, 02/01/2028(b)	156,000	159,838
5.55%, 05/01/2028(b)	266,000	271,927
6.05%, 08/01/2028(b)	274,000	284,208
5.25%, 02/01/2030(b)(c)	3,915,000	3,978,949
Ryder System, Inc., 4.90%, 12/01/2029(c)	1,239,000	1,240,600
		6,144,274
Casinos & Gaming–0.02%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	550,000	497,367
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	257,000	258,976
Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(b)	400,000	374,716
		1,131,059
Commercial & Residential Mortgage Finance–0.08%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	228,000	235,879
6.75%, 10/25/2028(b)	594,000	627,707
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/2028(b)	250,000	249,643
6.50%, 08/01/2029(b)	518,000	527,971
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	1,000,000	1,024,308
Radian Group, Inc., 6.20%, 05/15/2029(c)	671,000	691,065
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	445,000	431,234
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	258,000	261,481
		4,049,288
Commodity Chemicals–0.02%
Braskem Netherlands Finance B.V. (Brazil), 8.00%, 10/15/2034(b)	285,000	254,491
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Commodity Chemicals–(continued)
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	$200,000	$206,005
Orbia Advance Corp. S.A.B. de CV (Mexico), 7.50%, 05/13/2035(b)	700,000	705,425
		1,165,921
Computer & Electronics Retail–0.20%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035(c)	10,477,000	10,344,513
Leidos, Inc., 5.75%, 03/15/2033	199,000	204,549
		10,549,062
Construction & Engineering–0.00%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(g)	118,768	94,076
Construction Machinery & Heavy Transportation Equipment– 0.87%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	931,000	932,012
Caterpillar, Inc.,
5.20%, 05/15/2035	3,528,000	3,541,993
5.50%, 05/15/2055	1,201,000	1,172,504
Cummins, Inc.,
4.70%, 02/15/2031	12,177,000	12,139,218
5.30%, 05/09/2035	10,312,000	10,303,390
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	1,359,000	1,372,544
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	4,335,000	4,360,293
5.50%, 05/29/2035	11,868,000	11,897,309
		45,719,263
Consumer Electronics–0.07%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	1,070,000	1,085,895
5.63%, 04/24/2029(b)	2,167,500	2,219,767
Telecommunications Co. Telekom Srbija AD Belgrade (Serbia), 7.00%, 10/28/2029(b)	275,000	273,417
		3,579,079
Consumer Finance–1.10%
American Express Co.,
5.65%, 04/23/2027(c)(d)	1,340,000	1,352,328
4.73%, 04/25/2029(c)(d)	4,710,000	4,737,245
5.60% (SOFR + 1.26%), 04/25/2029(e)	14,519,000	14,624,993
5.53%, 04/25/2030(c)(d)	1,203,000	1,243,374
5.02%, 04/25/2031(c)(d)	10,415,000	10,535,936
5.44%, 01/30/2036(c)(d)	2,527,000	2,544,624
5.67%, 04/25/2036(d)	6,971,000	7,120,569
Capital One Financial Corp., 7.15%, 10/29/2027(d)	247,000	254,897
EZCORP, Inc., 7.38%, 04/01/2032(b)	502,000	522,206
Principal Amount		Value
Consumer Finance–(continued)
FirstCash, Inc.,
4.63%, 09/01/2028(b)	$400,000	$389,997
5.63%, 01/01/2030(b)	133,000	132,177
6.88%, 03/01/2032(b)(c)	8,822,000	9,053,652
General Motors Financial Co., Inc., 5.40%, 04/06/2026	67,000	67,210
Navient Corp., 5.00%, 03/15/2027	250,000	247,615
OneMain Finance Corp.,
3.50%, 01/15/2027	275,000	266,628
6.63%, 05/15/2029	265,000	268,285
6.75%, 03/15/2032	90,000	89,569
7.13%, 09/15/2032	4,835,000	4,871,125
		58,322,430
Consumer Staples Merchandise Retail–0.26%
Cencosud S.A. (Chile), 5.95%, 05/28/2031(b)	800,000	814,306
Dollar General Corp., 5.50%, 11/01/2052	144,000	127,700
Walmart, Inc., 4.90%, 04/28/2035	12,660,000	12,667,126
		13,609,132
Copper–0.00%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	250,000	254,372
Data Processing & Outsourced Services–0.00%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	206,000	240,608
Distillers & Vintners–0.02%
Constellation Brands, Inc.,
4.80%, 05/01/2030	1,088,000	1,087,396
4.90%, 05/01/2033	73,000	71,489
		1,158,885
Distributors–0.05%
Genuine Parts Co.,
4.95%, 08/15/2029(c)	2,188,000	2,208,395
6.88%, 11/01/2033	555,000	608,292
		2,816,687
Diversified Banks–9.30%
Africa Finance Corp. (Supranational),
4.38%, 04/17/2026(b)	20,285,000	20,069,548
7.50%(b)(d)(f)	10,450,000	10,237,042
Akbank Turk A.S. (Turkey), 7.88%, 09/04/2035(b)(d)	200,000	197,414
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	828,000	891,569
5.20%, 09/30/2035(b)(d)	7,059,000	6,854,949
6.75%(b)(d)(f)	824,000	831,510
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(f)	2,222,000	2,444,336
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	390,900
Banco de Credito e Inversiones S.A. (Chile), 8.75%(b)(d)(f)	430,000	450,210
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Banco do Brasil S.A. (Brazil), 6.00%, 03/18/2031(b)	$800,000	$807,551
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(d)	200,000	194,631
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	1,000,000	1,012,341
8.00%(c)(d)(f)	466,667	488,676
9.63%(c)(d)(f)	3,000,000	3,310,038
9.63%(c)(d)(f)	3,200,000	3,687,328
Banco Votorantim S.A. (Brazil), 5.88%, 04/08/2028(b)	800,000	804,900
Bank Gospodarstwa Krajowego (Poland),
6.25%, 10/31/2028(b)	550,000	575,878
5.38%, 05/22/2033(b)	200,000	199,229
5.75%, 07/09/2034(b)	445,000	450,307
Bank of America Corp.,
5.39% (SOFR + 1.05%), 02/04/2028(e)	179,000	180,525
4.95%, 07/22/2028(d)	76,000	76,490
5.17% (SOFR + 0.83%), 01/24/2029(c)(e)	2,400,000	2,396,448
5.20%, 04/25/2029(d)	417,000	423,832
4.62%, 05/09/2029(d)	5,805,000	5,804,578
5.16%, 01/24/2031(c)(d)	1,110,000	1,126,788
5.35% (SOFR + 1.01%), 01/24/2031(e)	2,129,000	2,109,877
5.43%, 08/15/2035(c)(d)	2,002,000	1,962,364
5.51%, 01/24/2036(d)	6,769,000	6,825,030
5.46%, 05/09/2036(c)(d)	8,950,000	9,012,773
6.63%(d)(f)	6,767,000	6,891,161
Bank of Montreal (Canada),
7.70%, 05/26/2084(d)	1,441,000	1,489,910
7.30%, 11/26/2084(d)	1,571,000	1,574,607
Bank of New York Mellon (The),
4.59%, 04/20/2027(d)	3,675,000	3,680,556
5.05% (SOFR + 0.71%), 04/20/2027(e)	4,867,000	4,881,562
4.73%, 04/20/2029(d)	2,740,000	2,764,190
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)	1,306,000	1,323,655
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)(d)	810,000	855,379
8.00%, 01/27/2084(d)	859,000	907,158
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(d)	1,474,000	1,487,327
6.69%, 09/13/2034(d)	200,000	214,887
BBVA Bancomer S.A. (Mexico),
5.25%, 09/10/2029(b)	285,000	286,496
8.45%, 06/29/2038(b)(c)(d)	300,000	312,648
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	3,763,000	3,757,763
5.79% (SOFR + 1.43%), 05/09/2029(b)(e)	12,693,000	12,789,793
5.09%, 05/09/2031(b)(d)	12,099,000	12,110,784
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	2,470,000	2,565,233
6.92%, 01/14/2046(b)(c)(d)	1,459,000	1,493,664
Principal Amount		Value
Diversified Banks–(continued)
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	$2,977,000	$2,962,344
Citigroup, Inc.,
5.48% (SOFR + 1.14%), 05/07/2028(e)	10,967,000	10,995,157
5.17%, 02/13/2030(c)(d)	409,000	414,370
4.54%, 09/19/2030(d)	2,807,000	2,773,386
4.95%, 05/07/2031(d)	12,032,000	12,027,107
5.80% (SOFR + 1.46%), 05/07/2031(c)(e)	11,733,000	11,791,453
6.17%, 05/25/2034(d)	51,000	52,277
5.83%, 02/13/2035(d)	1,111,000	1,108,554
5.41%, 09/19/2039(d)	2,512,000	2,398,430
5.61%, 03/04/2056(d)	7,551,000	7,199,103
Series AA, 7.63%(d)(f)	5,457,000	5,705,719
Series BB, 7.20%(c)(d)(f)	5,272,000	5,440,177
Series DD, 7.00%(c)(d)(f)	6,536,000	6,724,537
Series W, 4.00%(c)(d)(f)	2,642,000	2,621,565
Series Z, 7.38%(c)(d)(f)	5,754,000	5,954,709
Comerica, Inc., 5.98%, 01/30/2030(d)	6,000	6,100
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	3,865,000	3,962,958
Credit Agricole S.A. (France), 5.22%, 05/27/2031(b)(c)(d)	7,296,000	7,362,638
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	758,000	758,457
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	89,000	85,447
6.34%, 07/27/2029(d)	61,000	63,820
4.77%, 07/28/2030(d)	278,000	277,156
5.63%, 01/29/2032(d)	138,000	141,740
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	897,000	908,365
5.60%, 05/17/2028(d)	1,315,000	1,335,003
5.21%, 08/11/2028(d)	711,000	718,459
5.29%, 11/19/2030(d)	3,080,000	3,111,728
5.13%, 03/03/2031(d)	2,662,000	2,669,758
5.24%, 05/13/2031(d)	8,280,000	8,319,501
5.91% (SOFR + 1.57%), 05/13/2031(e)	13,732,000	13,800,666
7.40%, 11/13/2034(d)	200,000	220,377
5.79%, 05/13/2036(d)	8,730,000	8,794,225
6.33%, 03/09/2044(d)	923,000	969,145
6.88%(d)(f)	1,124,000	1,133,913
6.95%(d)(f)	1,039,000	1,035,309
7.05%(d)(f)	11,878,000	11,908,770
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(d)	885,000	902,425
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	$980,000	$998,264
4.85%, 07/25/2028(d)	95,000	95,498
4.92%, 01/24/2029(d)	993,000	1,001,873
5.30%, 07/24/2029(d)	335,000	341,863
6.09%, 10/23/2029(d)	411,000	429,329
5.01%, 01/23/2030(d)	254,000	257,075
5.58%, 04/22/2030(d)	775,000	800,221
5.00%, 07/22/2030(d)	1,594,000	1,609,264
4.60%, 10/22/2030(d)	2,814,000	2,798,163
5.14%, 01/24/2031(d)	2,317,000	2,353,679
5.10%, 04/22/2031(d)	5,614,000	5,696,843
5.72%, 09/14/2033(d)	225,000	231,459
5.34%, 01/23/2035(d)	241,000	242,573
5.50%, 01/24/2036(d)	2,563,000	2,594,365
5.57%, 04/22/2036(d)	5,174,000	5,266,117
5.53%, 11/29/2045(d)	5,231,000	5,126,166
Series W, 5.59% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	111,000	97,548
Series NN, 6.88%(c)(d)(f)	692,000	723,270
Series OO, 6.50%(c)(d)(f)	10,553,000	10,722,260
KeyBank N.A.,
3.30%, 06/01/2025	789,000	789,000
4.15%, 08/08/2025(c)	836,000	834,665
5.85%, 11/15/2027(c)	818,000	839,278
KeyCorp, 2.55%, 10/01/2029	76,000	69,295
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(b)	325,000	331,099
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(c)	1,049,000	1,054,159
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(d)	1,185,000	1,207,472
5.16%, 04/24/2031(c)(d)	6,832,000	6,929,221
5.82% (SOFR + 1.48%), 04/24/2031(c)(e)	4,791,000	4,874,120
5.43%, 04/17/2035(d)	1,350,000	1,357,211
5.57%, 01/16/2036(c)(d)	3,618,000	3,674,401
5.62%, 04/24/2036(c)(d)	16,433,000	16,698,000
8.20%(c)(d)(f)	5,145,000	5,560,237
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)(d)	790,000	816,037
5.38%, 07/10/2030(d)	1,586,000	1,619,110
5.59%, 07/10/2035(c)(d)	1,819,000	1,844,424
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	1,070,000	1,091,600
4.95%, 01/14/2028(d)	749,000	753,797
5.02%, 01/12/2029(c)(d)	1,284,000	1,297,255
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,701,000	1,769,397
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(d)	5,069,000	5,128,390
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,021,000	1,041,907
5.00%, 05/30/2028(b)	1,014,000	1,032,759
Principal Amount		Value
Diversified Banks–(continued)
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)(f)	$1,351,000	$1,309,251
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	906,000	909,990
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	4,414,000	3,098,120
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	456,000	468,975
5.58%, 06/12/2029(d)	382,000	393,138
4.90%, 05/13/2031(c)(d)	11,129,000	11,142,858
6.04%, 10/28/2033(d)	9,000	9,421
5.07%, 01/24/2034(d)	152,000	150,236
6.88%, 10/20/2034(d)	354,000	388,257
Series V, 6.20%(d)(f)	217,000	220,576
Series W, 6.25%(d)(f)	326,000	328,088
Royal Bank of Canada (Canada),
5.05% (SOFR + 0.71%), 01/21/2027(e)	104,000	104,256
4.95%, 02/01/2029	205,000	208,743
7.50%, 05/02/2084(c)(d)	1,756,000	1,829,914
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	740,000	750,711
6.75%, 02/08/2028(b)(d)	950,000	978,058
7.02%, 02/08/2030(b)(d)	958,000	1,022,697
5.01%, 10/15/2030(b)(d)	1,978,000	1,977,389
5.24%, 05/13/2031(b)(d)	5,682,000	5,700,537
6.02% (SOFR + 1.68%), 05/13/2031(b)(e)	5,340,000	5,399,126
2.68%, 06/29/2032(b)(d)	3,298,000	2,851,337
7.75%(b)(d)(f)	4,863,000	5,023,664
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(f)	6,151,000	6,078,180
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	739,000	745,503
5.65%, 09/14/2026(b)(c)	770,000	781,082
5.55%, 09/14/2028(b)(c)	1,094,000	1,128,379
5.20%, 03/07/2029(b)	1,260,000	1,284,929
5.35%, 03/07/2034(b)(c)	865,000	873,501
Synovus Bank, 5.63%, 02/15/2028	774,000	777,188
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029(c)	2,871,000	2,883,400
8.13%, 10/31/2082(d)	773,000	811,519
7.25%, 07/31/2084(c)(d)	1,693,000	1,733,837
Turkiye Ihracat Kredi Bankasi A.S. (Turkey), 7.50%, 02/06/2028(b)	300,000	305,146
U.S. Bancorp,
5.78%, 06/12/2029(d)	298,000	307,698
5.38%, 01/23/2030(d)	498,000	509,456
UBS AG (Switzerland), 5.65%, 09/11/2028	928,000	962,925
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	$607,000	$618,408
4.81%, 07/25/2028(d)	51,000	51,149
5.71% (SOFR + 1.37%), 04/23/2029(e)	6,152,000	6,194,267
5.57%, 07/25/2029(d)	238,000	244,201
6.30%, 10/23/2029(d)	286,000	300,186
5.20%, 01/23/2030(d)	293,000	297,850
5.15%, 04/23/2031(d)	10,056,000	10,179,632
5.39%, 04/24/2034(d)	17,000	17,078
5.56%, 07/25/2034(d)	617,000	625,100
5.50%, 01/23/2035(d)	395,000	397,377
5.61%, 04/23/2036(c)(d)	13,474,000	13,636,534
6.85%(d)(f)	1,181,000	1,216,729
7.63%(d)(f)	270,000	288,290
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(d)	1,963,000	1,949,385
		491,321,618
Diversified Capital Markets–0.54%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	10,080,000	9,916,654
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(f)(h)(i)	5,650,000	339,000
5.25%(b)(d)(f)(h)(i)	3,522,000	211,320
Deutsche Bank AG (Germany), 5.30%, 05/09/2031(d)	6,181,000	6,191,035
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	12,000	12,134
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	202,294
5.55%, 04/03/2034(b)	234,000	232,938
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(d)	695,000	709,073
5.58%, 05/09/2036(b)(d)	4,968,000	4,973,269
7.13%(b)(d)(f)	3,451,000	3,394,844
Series 28, 9.25%(b)(c)(d)(f)	989,000	1,078,706
Series 33, 9.25%(b)(d)(f)	928,000	1,061,807
		28,323,074
Diversified Chemicals–0.01%
MEGlobal B.V. (Kuwait), 2.63%, 04/28/2028(b)	200,000	187,845
SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(b)	200,000	198,702
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	360,000	354,296
		740,843
Diversified Financial Services–1.65%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(d)	4,119,000	4,070,313
Apollo Debt Solutions BDC, 6.55%, 03/15/2032(b)	33,000	33,349
Apollo Global Management, Inc., 6.38%, 11/15/2033	513,000	550,806
Principal Amount		Value
Diversified Financial Services–(continued)
Atlas Warehouse Lending Co. L.P., 6.25%, 01/15/2030(b)	$250,000	$251,209
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)(c)	2,720,000	2,713,451
6.38%, 05/04/2028(b)	589,000	609,905
5.75%, 03/01/2029(b)	41,000	41,762
5.75%, 11/15/2029(b)	24,000	24,422
5.15%, 01/15/2030(b)	96,000	95,709
BlackRock Funding, Inc., 4.90%, 01/08/2035(c)	581,000	579,158
Citadel Finance LLC, 5.90%, 02/10/2030(b)	3,018,000	3,005,090
Corebridge Financial, Inc.,
6.05%, 09/15/2033	457,000	474,071
5.75%, 01/15/2034	650,000	662,402
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	4,013,000	4,004,582
GGAM Finance Ltd. (Ireland),
8.00%, 06/15/2028(b)	750,000	788,357
6.88%, 04/15/2029(b)	251,000	256,319
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	19,694,000	19,104,716
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	565,000	544,655
7.13%, 04/30/2031(b)	1,368,000	1,429,954
6.13%, 11/01/2032(b)	4,305,000	4,315,160
6.75%, 05/01/2033(b)	4,388,000	4,502,996
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	2,237,000	2,376,911
8.25%, 05/15/2030(b)	6,298,000	6,451,426
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,086,000	1,104,496
5.20%, 03/15/2030(c)	4,297,000	4,318,289
5.15%, 06/15/2030	3,814,000	3,824,091
5.65%, 03/15/2035	7,619,000	7,517,733
5.75%, 06/15/2035	3,510,000	3,487,651
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	8,000	8,277
5.15%, 03/17/2030(b)	29,000	28,585
6.50%, 03/26/2031(b)	9,000	9,361
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	9,425,000	9,422,847
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Class A-2, 0.00%, 06/02/2025(b)(g)	8,677	8,677
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	365,000	380,235
		86,996,965
Diversified Metals & Mining–0.84%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	593,000	605,865
5.25%, 09/08/2030	432,000	444,232
5.25%, 09/08/2033	749,000	755,631
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Metals & Mining–(continued)
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	$3,583,000	$3,436,817
Glencore Funding LLC (Australia),
5.41% (SOFR + 1.06%), 04/04/2027(b)(e)	1,063,000	1,066,670
4.91%, 04/01/2028(b)(c)	2,753,000	2,767,009
5.37%, 04/04/2029(b)	739,000	752,829
5.19%, 04/01/2030(b)	3,508,000	3,550,154
5.63%, 04/04/2034(b)(c)	507,000	510,119
5.67%, 04/01/2035(b)	4,537,000	4,550,929
5.89%, 04/04/2054(b)(c)	415,000	396,194
6.14%, 04/01/2055(b)(c)	1,767,000	1,733,628
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	262,000	262,861
Nexa Resources S.A. (Brazil), 6.60%, 04/08/2037(b)	400,000	397,085
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	2,504,000	2,511,718
4.50%, 03/14/2028	802,000	805,518
4.88%, 03/14/2030	5,436,000	5,498,888
5.00%, 03/14/2032	2,561,000	2,572,484
5.25%, 03/14/2035	2,818,000	2,810,629
5.75%, 03/14/2055	2,501,000	2,433,633
5.88%, 03/14/2065	1,801,000	1,755,522
Windfall Mining Group, Inc. (South Africa), 5.85%, 05/13/2032(b)	4,540,000	4,539,496
		44,157,911
Diversified REITs–0.03%
Trust Fibra Uno (Mexico),
8.25%, 01/23/2037(b)	655,000	662,140
6.39%, 01/15/2050(b)	200,000	155,676
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	239,000	253,699
VICI Properties L.P.,
5.75%, 04/01/2034	252,000	253,043
6.13%, 04/01/2054	274,000	261,225
		1,585,783
Diversified Support Services–0.19%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	505,000	530,026
5.04%, 03/25/2030(b)(c)	4,953,000	4,933,027
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	2,022,000	2,067,608
7.75%, 03/15/2031(b)	2,268,000	2,376,983
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	280,000	126,700
		10,034,344
Drug Retail–0.03%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	1,350,000	1,326,692
Principal Amount		Value
Electric Utilities–3.25%
AEP Transmission Co. LLC, 5.38%, 06/15/2035(c)	$1,469,000	$1,476,458
Alabama Power Co.,
5.85%, 11/15/2033	173,000	182,010
5.10%, 04/02/2035	1,554,000	1,543,563
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	520,000	551,492
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	197,609	143,444
American Electric Power Co., Inc.,
5.75%, 11/01/2027	138,000	142,054
5.20%, 01/15/2029	404,000	411,860
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	3,841,000	3,868,265
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	4,767,000	4,798,172
6.19%, 06/01/2035(b)	6,660,000	6,714,818
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	234,000	239,699
4.80%, 03/15/2030	2,299,000	2,322,725
5.05%, 03/01/2035(c)	869,000	855,623
Series AJ, 4.85%, 10/01/2052	262,000	226,907
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	6,624,552	6,590,722
Comision Federal de Electricidad (Mexico), 6.26%, 02/15/2052(b)	600,000	509,974
Commonwealth Edison Co., 5.95%, 06/01/2055	3,178,000	3,185,676
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	8,000	8,222
5.90%, 11/15/2053	351,000	349,178
Constellation Energy Generation LLC,
6.13%, 01/15/2034	206,000	217,596
6.50%, 10/01/2053	170,000	178,202
5.75%, 03/15/2054(c)	562,000	535,981
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	561,000	570,212
5.25%, 03/15/2035	2,876,000	2,890,996
5.35%, 01/15/2053(c)	181,000	167,473
Duke Energy Corp.,
4.85%, 01/05/2029	386,000	390,160
5.00%, 08/15/2052	119,000	100,600
Duke Energy Indiana LLC,
5.40%, 04/01/2053	196,000	181,096
5.90%, 05/15/2055	1,971,000	1,952,849
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,488,000	1,528,937
6.38%, 01/13/2055(b)(c)	12,881,000	12,691,934
9.13%(b)(d)(f)	3,285,000	3,715,755
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	866,000	872,078
Entergy Corp., 7.13%, 12/01/2054(d)	572,000	586,233
Entergy Louisiana LLC,
5.15%, 09/15/2034	713,000	705,708
5.80%, 03/15/2055	2,539,000	2,464,007
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Entergy Texas, Inc.,
5.25%, 04/15/2035	$2,248,000	$2,243,847
5.55%, 09/15/2054	702,000	650,815
Evergy Metro, Inc., 4.95%, 04/15/2033	194,000	190,942
Exelon Corp.,
5.15%, 03/15/2029(c)	417,000	424,923
5.13%, 03/15/2031	4,496,000	4,556,313
5.45%, 03/15/2034	398,000	402,625
5.60%, 03/15/2053	462,000	429,802
5.88%, 03/15/2055(c)	3,584,000	3,465,251
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	96,000	97,598
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	1,079,000	1,069,511
5.00%, 01/15/2035	842,000	821,343
Florida Power & Light Co.,
4.80%, 05/15/2033	124,000	122,735
5.80%, 03/15/2065	1,392,000	1,370,321
Georgia Power Co., 4.95%, 05/17/2033	170,000	168,783
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	197,741
MidAmerican Energy Co.,
5.35%, 01/15/2034	168,000	172,327
5.85%, 09/15/2054	209,000	208,444
5.30%, 02/01/2055	421,000	386,505
MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(b)	200,000	209,404
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	713,000	720,811
5.00%, 02/07/2031	665,000	675,144
5.80%, 01/15/2033	106,000	110,778
5.00%, 08/15/2034	3,945,000	3,888,168
7.13%, 09/15/2053(d)	2,710,000	2,807,584
NextEra Energy Capital Holdings, Inc.,
4.85%, 02/04/2028	711,000	718,815
4.90%, 03/15/2029	1,078,000	1,089,194
5.05%, 03/15/2030(c)	6,676,000	6,769,258
5.45%, 03/15/2035	5,203,000	5,202,252
6.75%, 06/15/2054(d)	588,000	602,675
6.38%, 08/15/2055(d)	3,267,000	3,279,228
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	407,000	400,031
Northern States Power Co.,
5.05%, 05/15/2035	5,445,000	5,433,023
5.65%, 05/15/2055(c)	3,408,000	3,308,135
Oglethorpe Power Corp. (An Electric Membership Corp.), 5.90%, 02/01/2055	1,246,000	1,201,762
Ohio Power Co., 5.65%, 06/01/2034	664,000	670,348
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	2,480,000	2,359,331
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	2,301,000	2,314,562
5.65%, 11/15/2033(c)	330,000	342,257
5.80%, 04/01/2055(b)(c)	4,986,000	4,846,446
Principal Amount		Value
Electric Utilities–(continued)
Pacific Gas and Electric Co.,
5.90%, 10/01/2054(c)	$915,000	$820,516
6.15%, 03/01/2055	1,853,000	1,718,072
PacifiCorp,
5.10%, 02/15/2029	455,000	461,704
5.30%, 02/15/2031	478,000	486,095
5.45%, 02/15/2034(c)	486,000	485,389
5.80%, 01/15/2055	367,000	343,541
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	1,285,000	1,295,272
5.15%, 05/15/2030(c)	2,197,000	2,222,855
PPL Capital Funding, Inc., 5.25%, 09/01/2034	397,000	393,161
PSEG Power LLC, 5.20%, 05/15/2030(b)	5,580,000	5,635,981
Public Service Co. of Colorado, 5.25%, 04/01/2053	159,000	141,303
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	217,000	220,788
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	325,000	294,343
5.55%, 04/15/2054	785,000	729,332
Sierra Pacific Power Co., 5.90%, 03/15/2054	123,000	119,751
Southern Co. (The),
Conv., 3.25%, 06/15/2028(b)	5,591,000	5,588,204
5.70%, 10/15/2032	107,000	110,947
4.85%, 03/15/2035	2,093,000	2,015,040
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	154,000	158,764
Southwestern Electric Power Co., 5.30%, 04/01/2033	167,000	165,215
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)(c)	2,462,000	2,482,032
Union Electric Co.,
5.20%, 04/01/2034	894,000	894,695
5.25%, 04/15/2035	3,146,000	3,154,725
5.13%, 03/15/2055	950,000	848,071
Virginia Electric & Power Co., 5.00%, 04/01/2033	171,000	170,066
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)(c)	1,303,000	1,307,213
5.63%, 02/15/2027(b)	1,000,000	999,962
5.00%, 07/31/2027(b)	69,000	68,842
4.38%, 05/01/2029(b)	500,000	483,674
7.75%, 10/15/2031(b)	3,953,000	4,193,987
6.88%, 04/15/2032(b)(c)	1,703,000	1,772,767
6.95%, 10/15/2033(b)	362,000	390,410
6.00%, 04/15/2034(b)	529,000	536,851
5.70%, 12/30/2034(b)	2,159,000	2,152,116
Xcel Energy, Inc., 4.75%, 03/21/2028	1,063,000	1,068,661
		171,730,056
Electrical Components & Equipment–0.22%
EnerSys,
4.38%, 12/15/2027(b)	1,125,000	1,089,473
6.63%, 01/15/2032(b)	256,000	261,627
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electrical Components & Equipment–(continued)
LG Energy Solution Ltd. (South Korea), 5.88%, 04/02/2035(b)	$410,000	$404,238
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	5,109,000	5,116,597
5.25%, 04/30/2032(b)	3,991,000	3,991,970
Regal Rexnord Corp.,
6.05%, 04/15/2028	9,000	9,243
6.30%, 02/15/2030	127,000	131,738
6.40%, 04/15/2033	159,000	164,615
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	275,000	258,418
		11,427,919
Electronic Components–0.04%
Amphenol Corp.,
5.00%, 01/15/2035	1,401,000	1,390,237
5.38%, 11/15/2054(c)	797,000	760,770
		2,151,007
Electronic Equipment & Instruments–0.08%
Keysight Technologies, Inc., 5.35%, 07/30/2030(c)	4,000,000	4,082,711
Electronic Manufacturing Services–0.08%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	4,073,000	4,119,284
Environmental & Facilities Services–0.13%
GFL Environmental, Inc., 4.38%, 08/15/2029(b)	250,000	240,285
Republic Services, Inc.,
4.88%, 04/01/2029(c)	562,000	571,379
5.00%, 12/15/2033	407,000	408,970
5.00%, 04/01/2034	111,000	111,164
Rollins, Inc., 5.25%, 02/24/2035(b)	1,497,000	1,485,932
Veralto Corp.,
5.50%, 09/18/2026	570,000	576,433
5.35%, 09/18/2028	534,000	548,297
Waste Management, Inc., 5.35%, 10/15/2054	3,247,000	3,073,795
		7,016,255
Financial Exchanges & Data–0.02%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	104,000	92,259
5.20%, 06/15/2062	206,000	186,447
Nasdaq, Inc.,
5.35%, 06/28/2028	120,000	123,184
5.55%, 02/15/2034	192,000	197,146
5.95%, 08/15/2053	73,000	72,531
6.10%, 06/28/2063	192,000	190,292
		861,859
Food Distributors–0.03%
Sysco Corp., 5.10%, 09/23/2030	1,509,000	1,530,812
Principal Amount		Value
Food Retail–0.06%
Kroger Co. (The),
5.00%, 09/15/2034	$1,592,000	$1,551,147
5.65%, 09/15/2064	2,037,000	1,882,463
		3,433,610
Forest Products–0.10%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	200,000	162,843
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	2,126,000	2,128,798
4.95%, 06/30/2032(b)	2,878,000	2,887,184
		5,178,825
Gas Utilities–0.50%
Atmos Energy Corp.,
5.90%, 11/15/2033	236,000	249,422
6.20%, 11/15/2053	191,000	200,134
Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	288,314
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	286,000	288,048
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	4,827,000	4,827,811
5.75%, 05/28/2035(b)	6,772,000	6,788,954
6.50%, 05/28/2055(b)	5,209,000	5,246,104
Southwest Gas Corp., 5.45%, 03/23/2028	162,000	165,255
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	2,856,000	2,985,485
7.75%, 05/01/2035(b)(c)	5,129,000	5,405,638
		26,445,165
Gold–0.05%
Navoi Mining & Metallurgical Combinat (Uzbekistan), 6.95%, 10/17/2031(b)	600,000	597,288
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	1,899,000	1,941,503
		2,538,791
Health Care Distributors–0.57%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	415,000	419,181
Cencora, Inc., 5.13%, 02/15/2034(c)	395,000	393,108
McKesson Corp.,
4.25%, 09/15/2029(c)	950,000	942,823
4.65%, 05/30/2030	8,826,000	8,840,762
4.95%, 05/30/2032	6,631,000	6,652,019
5.25%, 05/30/2035	12,947,000	12,982,203
		30,230,096
Health Care Equipment–0.16%
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	639,000	645,062
5.40%, 03/20/2034	844,000	841,390
Stryker Corp.,
4.25%, 09/11/2029	1,428,000	1,418,044
4.85%, 02/10/2030	2,085,000	2,107,013
5.20%, 02/10/2035	3,583,000	3,588,619
		8,600,128
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Facilities–0.12%
Adventist Health System, 5.76%, 12/01/2034	$475,000	$468,927
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	1,121,000	607,383
Tenet Healthcare Corp., 6.13%, 10/01/2028	777,000	778,650
Universal Health Services, Inc.,
4.63%, 10/15/2029	1,234,000	1,209,666
5.05%, 10/15/2034(c)	2,201,000	2,067,385
UPMC,
5.04%, 05/15/2033	826,000	813,576
5.38%, 05/15/2043	398,000	367,744
		6,313,331
Health Care REITs–0.05%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	246,000	233,668
5.63%, 05/15/2054	1,167,000	1,050,682
Healthpeak OP LLC, 5.38%, 02/15/2035(c)	1,340,000	1,326,784
		2,611,134
Health Care Services–0.81%
CommonSpirit Health,
5.32%, 12/01/2034	2,959,000	2,905,791
5.55%, 12/01/2054(c)	1,104,000	1,007,459
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	150,000	144,237
CVS Health Corp.,
5.00%, 01/30/2029	260,000	261,811
5.25%, 01/30/2031	34,000	34,294
6.75%, 12/10/2054(d)	5,744,000	5,605,523
7.00%, 03/10/2055(d)	20,671,000	20,872,894
DaVita, Inc.,
4.63%, 06/01/2030(b)	150,000	140,260
6.88%, 09/01/2032(b)	48,000	48,792
6.75%, 07/15/2033(b)	135,000	136,487
HCA, Inc.,
5.00%, 03/01/2028(c)	1,287,000	1,300,860
5.45%, 09/15/2034	628,000	621,961
5.75%, 03/01/2035	2,669,000	2,691,046
5.90%, 06/01/2053	286,000	267,927
6.20%, 03/01/2055(c)	1,168,000	1,141,193
Icon Investments Six DAC,
5.81%, 05/08/2027	989,000	1,005,796
5.85%, 05/08/2029	757,000	775,955
6.00%, 05/08/2034	740,000	741,113
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	2,689,000	2,641,827
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	542,000	320,676
Quest Diagnostics, Inc., 6.40%, 11/30/2033	317,000	342,369
		43,008,271
Health Care Supplies–0.08%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	140,000	132,052
5.25%, 10/01/2029(b)	134,000	131,055
Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.45%, 02/25/2027	$675,000	$683,563
5.40%, 03/01/2029	2,036,000	2,078,130
5.60%, 03/23/2034(c)	1,131,000	1,141,140
		4,165,940
Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,156,834	1,072,963
Home Improvement Retail–0.01%
Home Depot, Inc. (The), 4.90%, 04/15/2029	548,000	560,281
Lowe’s Cos., Inc.,
5.80%, 09/15/2062(c)	66,000	61,992
5.85%, 04/01/2063	129,000	122,247
		744,520
Homebuilding–0.03%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	1,165,000	1,133,830
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	250,000	251,635
		1,385,465
Hotel & Resort REITs–0.05%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	348,000	350,740
4.95%, 01/15/2035	1,069,000	1,018,371
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	262,000	266,667
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	500,000	492,401
Service Properties Trust,
5.50%, 12/15/2027	263,000	254,015
4.38%, 02/15/2030	347,000	280,117
		2,662,311
Hotels, Resorts & Cruise Lines–0.60%
Carnival Corp.,
7.00%, 08/15/2029(b)(c)	380,000	399,043
5.75%, 03/15/2030(b)(c)	1,995,000	2,000,907
5.88%, 06/15/2031(b)	16,394,000	16,414,083
6.13%, 02/15/2033(b)	82,000	82,254
Expedia Group, Inc., 5.40%, 02/15/2035(c)	3,165,000	3,123,634
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)	275,000	276,140
5.88%, 04/01/2029(b)	1,796,000	1,814,815
3.75%, 05/01/2029(b)(c)	500,000	472,723
6.13%, 04/01/2032(b)(c)	752,000	764,076
Marriott International, Inc.,
4.88%, 05/15/2029	267,000	269,138
4.80%, 03/15/2030(c)	1,285,000	1,287,998
5.30%, 05/15/2034	322,000	319,617
5.35%, 03/15/2035(c)	1,049,000	1,035,196
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	$1,000,000	$1,003,045
6.25%, 03/15/2032(b)	1,415,000	1,434,987
6.00%, 02/01/2033(b)	1,144,000	1,148,821
		31,846,477
Household Products–0.00%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	275,000	258,632
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 05/15/2030	309,000	291,061
Human Resource & Employment Services–0.10%
Paychex, Inc.,
5.10%, 04/15/2030	3,266,000	3,309,815
5.60%, 04/15/2035(c)	1,909,000	1,941,968
		5,251,783
Independent Power Producers & Energy Traders–0.42%
AES Corp. (The),
5.80%, 03/15/2032(c)	8,346,000	8,278,335
6.95%, 07/15/2055(d)	2,562,000	2,437,135
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	187,256
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	173,525
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	2,339,471	2,312,567
Vistra Corp.,
7.00%(b)(c)(d)(f)	3,538,000	3,600,764
Series C, 8.88%(b)(d)(f)	4,402,000	4,739,343
Zorlu Enerji Elektrik Uretim A.S. (Turkey), 11.00%, 04/23/2030(b)	800,000	704,092
		22,433,017
Industrial Conglomerates–0.46%
Honeywell International, Inc.,
4.88%, 09/01/2029	901,000	918,029
4.95%, 09/01/2031	1,104,000	1,123,338
5.00%, 02/15/2033	149,000	149,357
5.00%, 03/01/2035	901,000	894,185
5.35%, 03/01/2064	1,349,000	1,233,933
Siemens Funding B.V. (Netherlands),
4.35%, 05/26/2028(b)(c)	8,527,000	8,548,231
4.60%, 05/28/2030(b)	4,265,000	4,274,959
4.90%, 05/28/2032(b)	2,143,000	2,151,301
5.20%, 05/28/2035(b)	3,266,000	3,280,493
5.90%, 05/28/2065(b)	1,615,000	1,640,045
		24,213,871
Industrial Machinery & Supplies & Components–0.27%
Enpro, Inc.,
5.75%, 10/15/2026	500,000	500,292
6.13%, 06/01/2033(b)	7,660,000	7,736,120
Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
ESAB Corp., 6.25%, 04/15/2029(b)	$500,000	$509,050
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	775,000	784,961
5.40%, 08/14/2028	76,000	78,060
Nordson Corp.,
5.60%, 09/15/2028	161,000	165,063
5.80%, 09/15/2033	266,000	276,715
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	328,000	327,552
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	3,837,000	3,854,286
		14,232,099
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	234,000	246,463
Insurance Brokers–0.08%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	497,000	501,180
5.00%, 02/15/2032(c)	581,000	582,698
5.15%, 02/15/2035	962,000	947,246
6.75%, 02/15/2054	11,000	11,884
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	1,077,000	1,153,699
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	368,000	376,736
5.45%, 03/15/2053	121,000	114,037
5.70%, 09/15/2053	329,000	322,153
		4,009,633
Integrated Oil & Gas–0.75%
BP Capital Markets PLC, 6.13%(d)(f)	4,349,000	4,267,572
Ecopetrol S.A. (Colombia),
7.75%, 02/01/2032	430,000	417,162
8.38%, 01/19/2036	2,323,000	2,212,529
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	924,000	916,675
Occidental Petroleum Corp.,
5.00%, 08/01/2027	224,000	224,177
5.20%, 08/01/2029	658,000	654,039
5.38%, 01/01/2032	1,185,000	1,144,701
5.55%, 10/01/2034	581,000	549,651
6.45%, 09/15/2036	470,000	462,373
4.63%, 06/15/2045	296,000	216,960
Saudi Arabian Oil Co. (Saudi Arabia),
3.50%, 04/16/2029(b)	200,000	191,790
4.75%, 06/02/2030(b)	7,924,000	7,901,230
5.38%, 06/02/2035(b)	9,638,000	9,625,085
6.38%, 06/02/2055(b)	11,246,000	11,036,431
		39,820,375
Integrated Telecommunication Services–0.82%
AT&T, Inc.,
5.40%, 02/15/2034	266,000	269,706
6.05%, 08/15/2056	8,986,000	9,010,594
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Bell Canada (Canada),
6.88%, 09/15/2055(c)(d)	$5,159,000	$5,205,244
7.00%, 09/15/2055(c)(d)	4,321,000	4,343,474
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	8,833,000	8,598,783
C&W Senior Finance Ltd. (Panama), 9.00%, 01/15/2033(b)	200,000	198,685
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	400,000	406,700
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	95,000	100,340
Ooredoo International Finance Ltd. (Qatar), 4.63%, 10/10/2034(b)	265,000	257,049
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	200,000	191,608
Telecom Argentina S.A. (Argentina), 9.25%, 05/28/2033(b)	800,000	803,800
Turk Telekomunikasyon A.S. (Turkey), 7.38%, 05/20/2029(b)	700,000	710,710
Verizon Communications, Inc., 5.25%, 04/02/2035(c)	7,352,000	7,327,419
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	5,526,000	5,905,913
		43,330,025
Interactive Media & Services–0.35%
Alphabet, Inc.,
5.25%, 05/15/2055	3,412,000	3,302,013
5.30%, 05/15/2065	3,612,000	3,461,262
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	300,000	280,188
Meta Platforms, Inc.,
4.30%, 08/15/2029	1,737,000	1,744,338
4.55%, 08/15/2031(c)	565,000	567,035
4.75%, 08/15/2034(c)	2,442,000	2,415,758
5.40%, 08/15/2054	2,776,000	2,637,148
5.75%, 05/15/2063	349,000	345,078
5.55%, 08/15/2064(c)	3,929,000	3,762,491
		18,515,311
Internet Services & Infrastructure–0.08%
CoreWeave, Inc., 9.25%, 06/01/2030(b)(c)	4,421,000	4,419,931
Investment Banking & Brokerage–1.80%
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	48,000	48,307
Charles Schwab Corp. (The),
Series G, 5.38%(d)(f)	2,521,000	2,521,000
Series K, 5.00%(d)(f)	157,000	156,509
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
5.14% (SOFR + 0.79%), 12/09/2026(e)	$287,000	$287,333
5.63% (SOFR + 1.29%), 04/23/2028(e)	4,932,000	4,964,134
5.73%, 04/25/2030(d)	721,000	745,368
5.05%, 07/23/2030(d)	1,335,000	1,346,768
4.69%, 10/23/2030(d)	1,654,000	1,648,690
5.21%, 01/28/2031(d)	2,254,000	2,286,424
5.22%, 04/23/2031(d)	10,114,000	10,264,114
5.85%, 04/25/2035(d)	841,000	865,799
5.33%, 07/23/2035(d)	1,068,000	1,059,377
5.54%, 01/28/2036(c)(d)	7,732,000	7,789,719
5.73%, 01/28/2056(c)(d)	4,806,000	4,674,205
6.85%(c)(d)(f)	7,803,000	7,886,976
Series V, 4.13%(c)(d)(f)	1,513,000	1,475,238
Series W, 7.50%(c)(d)(f)	8,038,000	8,426,010
Series X, 7.50%(d)(f)	9,235,000	9,640,343
Morgan Stanley,
5.12%, 02/01/2029(d)	76,000	76,931
4.99%, 04/12/2029(d)	2,466,000	2,489,641
5.16%, 04/20/2029(d)	270,000	273,819
5.45%, 07/20/2029(d)	157,000	160,618
6.41%, 11/01/2029(d)	347,000	365,883
5.17%, 01/16/2030(d)	284,000	288,433
5.04%, 07/19/2030(d)	955,000	964,809
4.65%, 10/18/2030(d)	2,447,000	2,431,576
5.19%, 04/17/2031(c)(d)	7,273,000	7,381,230
5.25%, 04/21/2034(d)	53,000	52,979
5.42%, 07/21/2034(d)	275,000	277,570
5.47%, 01/18/2035(d)	297,000	298,878
5.83%, 04/19/2035(d)	725,000	747,800
5.32%, 07/19/2035(d)	1,475,000	1,465,976
5.59%, 01/18/2036(d)	5,231,000	5,283,753
5.66%, 04/17/2036(d)	6,222,000	6,326,003
5.95%, 01/19/2038(d)	69,000	69,631
		95,041,844
IT Consulting & Other Services–0.45%
International Business Machines Corp.,
4.65%, 02/10/2028	4,710,000	4,745,355
4.80%, 02/10/2030	9,708,000	9,799,204
5.20%, 02/10/2035(c)	3,986,000	3,967,457
5.70%, 02/10/2055	5,455,000	5,249,312
		23,761,328
Leisure Products–0.02%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	255,000	265,338
Brunswick Corp., 5.85%, 03/18/2029(c)	476,000	483,755
Polaris, Inc., 6.95%, 03/15/2029(c)	344,000	357,133
		1,106,226
Life & Health Insurance–2.60%
200 Park Funding Trust, 5.74%, 02/15/2055(b)(c)	3,793,000	3,660,921
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	$4,177,000	$4,223,463
4.95%, 03/30/2035(b)(c)	6,976,000	6,795,770
5.40%, 09/30/2054(b)	3,937,000	3,610,208
American National Global Funding, 5.55%, 01/28/2030(b)	1,391,000	1,410,977
Athene Global Funding, 5.58%, 01/09/2029(b)(c)	1,334,000	1,362,312
Athene Holding Ltd.,
6.25%, 04/01/2054(c)	572,000	547,170
6.63%, 05/19/2055(c)	6,760,000	6,738,806
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	10,764,000	10,798,654
Corebridge Global Funding,
5.90%, 09/19/2028(b)	397,000	413,017
5.20%, 01/12/2029(b)(c)	792,000	807,419
5.20%, 06/24/2029(b)	1,297,000	1,319,265
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(f)	3,089,000	3,073,782
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	28,401,000	27,711,598
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	236,000	245,773
GA Global Funding Trust, 5.50%, 01/08/2029(b)	621,000	634,154
High Street Funding Trust III, 5.81%, 02/15/2055(b)	2,233,000	2,123,474
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	6,265,000	6,273,830
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	5,604,000	5,617,475
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	27,101,000	24,445,102
MetLife, Inc.,
5.25%, 01/15/2054	31,000	28,479
Series G, 6.35%, 03/15/2055(c)(d)	5,634,000	5,674,058
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	671,000	673,338
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	1,602,000	1,589,918
6.50%, 04/30/2055(b)(c)(d)	3,950,000	4,011,975
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(b)	4,737,000	4,769,606
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,006,000	997,733
Prudential Financial, Inc., 5.20%, 03/14/2035(c)	7,564,000	7,527,852
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(f)	204,000	199,565
		137,285,694
Managed Health Care–0.03%
Humana, Inc., 5.75%, 12/01/2028	235,000	242,659
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	65,000	45,146
3.00%, 06/01/2051	44,000	27,694
Principal Amount		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	$183,000	$186,516
5.30%, 02/15/2030	299,000	306,266
5.35%, 02/15/2033	251,000	253,381
5.63%, 07/15/2054(c)	580,000	542,471
5.75%, 07/15/2064	99,000	92,475
		1,696,608
Marine Transportation–0.15%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	281,000	290,834
NCL Corp. Ltd., 6.75%, 02/01/2032(b)(c)	65,000	65,053
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	7,526,000	7,629,716
		7,985,603
Metal, Glass & Plastic Containers–0.21%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	200,629
Ball Corp., 6.88%, 03/15/2028	250,000	256,201
CROWN Americas LLC, 5.88%, 06/01/2033(b)	9,498,000	9,440,462
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	728,000	736,393
5.44%, 04/03/2034	713,000	714,288
		11,347,973
Movies & Entertainment–0.30%
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	12,822,000	12,894,124
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	280,000	249,882
Netflix, Inc., 5.40%, 08/15/2054	262,000	252,317
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(c)	1,082,000	918,524
5.05%, 03/15/2042	159,000	114,445
5.14%, 03/15/2052	1,705,000	1,105,917
5.39%, 03/15/2062	182,000	117,242
		15,652,451
Multi-Family Residential REITs–0.11%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	487,000	494,027
ERP Operating L.P., 4.95%, 06/15/2032	3,031,000	3,019,758
Essex Portfolio L.P., 5.50%, 04/01/2034	366,000	367,851
Mid-America Apartments L.P., 5.30%, 02/15/2032	1,468,000	1,499,513
UDR, Inc., 5.13%, 09/01/2034	478,000	466,111
		5,847,260
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Multi-line Insurance–0.29%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)(c)	$500,000	$516,274
Allianz SE (Germany), 3.50%(b)(d)(f)	5,200,000	5,065,602
American International Group, Inc., 4.85%, 05/07/2030	2,123,000	2,132,457
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	7,684,000	7,674,892
		15,389,225
Multi-Utilities–0.35%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	563,000	565,804
Ameren Illinois Co., 4.95%, 06/01/2033	223,000	222,478
Black Hills Corp., 6.15%, 05/15/2034	471,000	484,958
CMS Energy Corp., 6.50%, 06/01/2055(d)	2,190,000	2,166,666
Dominion Energy, Inc., 5.38%, 11/15/2032	206,000	208,343
DTE Electric Co.,
5.20%, 03/01/2034	366,000	367,445
5.85%, 05/15/2055	1,679,000	1,675,995
DTE Energy Co.,
4.95%, 07/01/2027	562,000	566,691
5.85%, 06/01/2034	299,000	308,302
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	930,000	947,158
5.63%, 04/10/2034(b)(c)	600,000	607,913
5.88%, 04/10/2054(b)(c)	770,000	735,614
NiSource, Inc.,
5.25%, 03/30/2028	89,000	90,743
5.35%, 04/01/2034(c)	693,000	695,540
5.85%, 04/01/2055	2,564,000	2,479,462
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028(c)	612,000	636,725
Sempra,
6.88%, 10/01/2054(c)(d)	1,044,000	1,020,470
6.55%, 04/01/2055(d)	2,637,000	2,473,955
6.63%, 04/01/2055(d)	2,203,000	2,078,463
WEC Energy Group, Inc., 5.15%, 10/01/2027	161,000	163,219
		18,495,944
Office REITs–0.33%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	2,592,000	2,719,122
8.88%, 04/12/2029	3,859,000	4,113,127
Cousins Properties L.P.,
5.25%, 07/15/2030	8,587,000	8,645,056
5.38%, 02/15/2032(c)	874,000	868,760
5.88%, 10/01/2034	1,142,000	1,152,950
		17,499,015
Oil & Gas Drilling–0.02%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	377,000	379,838
Principal Amount		Value
Oil & Gas Drilling–(continued)
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	$259,000	$259,775
Transocean Poseidon Ltd., 6.88%, 02/01/2027(b)	577,500	581,639
		1,221,252
Oil & Gas Exploration & Production–0.58%
Adnoc Murban Rsc Ltd. (United Arab Emirates), 4.50%, 09/11/2034(b)	800,000	769,772
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	2,557,000	2,622,163
Azule Energy Finance PLC (Angola), 8.13%, 01/23/2030(b)	330,000	322,384
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	260,000	256,493
ConocoPhillips Co., 5.70%, 09/15/2063	201,000	185,336
Diamondback Energy, Inc.,
5.20%, 04/18/2027	690,000	696,879
5.15%, 01/30/2030	768,000	777,504
5.90%, 04/18/2064	430,000	385,170
Expand Energy Corp., 5.38%, 03/15/2030	581,000	578,297
Gran Tierra Energy, Inc. (Colombia), 9.50%, 10/15/2029(b)(c)	408,000	285,933
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	1,157,000	1,049,346
7.25%, 02/15/2035(b)	1,749,000	1,622,215
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	255,000	252,269
Pluspetrol S.A. (Argentina), 8.50%, 05/30/2032(b)	800,000	801,200
SM Energy Co., 6.50%, 07/15/2028(c)	500,000	497,687
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	1,687,381	1,714,880
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,767,784
Var Energi ASA (Norway),
5.88%, 05/22/2030(b)	4,818,000	4,875,043
6.50%, 05/22/2035(b)	4,980,000	5,031,232
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	1,256,000	1,254,535
		30,746,122
Oil & Gas Refining & Marketing–0.18%
Empresa Nacional del Petroleo (Chile),
6.15%, 05/10/2033(b)	600,000	608,910
5.95%, 07/30/2034(b)	2,578,000	2,587,698
Phillips 66 Co., 5.30%, 06/30/2033	282,000	280,877
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	94,896	93,758
Raizen Fuels Finance S.A. (Brazil),
6.45%, 03/05/2034(b)	270,000	267,525
6.70%, 02/25/2037(b)	3,011,000	2,912,631
6.95%, 03/05/2054(b)	2,943,000	2,703,731
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–(continued)
Sunoco L.P., 6.25%, 07/01/2033(b)	$275,000	$275,218
		9,730,348
Oil & Gas Storage & Transportation–2.23%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	192,633
Abu Dhabi Developmental Holding Co. PJSC (United Arab Emirates), 5.00%, 05/06/2035(b)	492,000	484,620
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 06/15/2029(b)	275,000	272,373
6.63%, 02/01/2032(b)	4,762,000	4,867,612
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	253,000	258,980
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	167,000	168,815
5.10%, 10/01/2031(b)	1,021,000	1,002,163
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	2,174,000	1,948,309
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,153,000	1,064,322
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	224,000	228,561
7.63%, 01/15/2083(d)	233,000	241,804
Series NC5, 8.25%, 01/15/2084(d)	112,000	117,687
Energy Transfer L.P.,
6.10%, 12/01/2028	162,000	169,200
6.40%, 12/01/2030	127,000	135,065
5.55%, 05/15/2034	457,000	453,946
5.95%, 05/15/2054	428,000	391,240
8.00%, 05/15/2054(c)(d)	3,819,000	4,006,624
6.05%, 09/01/2054	1,144,000	1,058,622
7.13%, 10/01/2054(d)	13,492,000	13,608,611
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	256,000	265,211
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	13,766,000	13,858,318
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	384,000	403,556
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	5,540,000	5,551,126
6.13%, 02/23/2038(b)	2,540,000	2,584,442
6.51%, 02/23/2042(b)	5,385,000	5,511,348
6.10%, 08/23/2042(b)	7,240,000	7,119,262
Kinder Morgan, Inc.,
5.15%, 06/01/2030	4,020,000	4,059,099
4.80%, 02/01/2033	130,000	125,618
5.20%, 06/01/2033	292,000	288,301
5.85%, 06/01/2035(c)	2,688,000	2,725,568
MPLX L.P., 4.95%, 03/14/2052	95,000	76,765
NFE Financing LLC, 12.00%, 11/15/2029(b)	106,000	45,573
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)(c)	$3,192,000	$3,021,002
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	254,000	236,144
ONEOK, Inc.,
4.25%, 09/24/2027	2,176,000	2,162,335
5.65%, 11/01/2028	173,000	178,117
4.40%, 10/15/2029	1,535,000	1,511,032
5.80%, 11/01/2030	233,000	241,397
6.05%, 09/01/2033	372,000	381,879
6.63%, 09/01/2053	538,000	543,103
Plains All American Pipeline L.P., 5.95%, 06/15/2035	3,933,000	3,929,223
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)(d)	3,112,000	3,106,263
7.63%, 03/01/2055(b)(d)	5,262,000	5,316,362
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)	539,000	539,488
5.03%, 10/01/2029(b)	1,701,000	1,687,307
5.58%, 10/01/2034(b)	1,456,000	1,402,150
6.18%, 10/01/2054(b)	770,000	701,520
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,290,000	5,385,289
Targa Resources Corp.,
5.50%, 02/15/2035	499,000	488,388
6.25%, 07/01/2052	112,000	107,083
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	220,000	226,400
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	4,310,000	4,610,713
9.88%, 02/01/2032(b)(c)	2,407,000	2,562,182
Western Midstream Operating L.P.,
6.15%, 04/01/2033	213,000	217,699
5.45%, 11/15/2034	1,100,000	1,056,487
Williams Cos., Inc. (The),
5.30%, 08/15/2028	712,000	728,029
4.80%, 11/15/2029	1,372,000	1,380,081
5.65%, 03/15/2033	280,000	286,862
5.15%, 03/15/2034	382,000	375,316
5.80%, 11/15/2054	929,000	880,316
6.00%, 03/15/2055	1,580,000	1,536,442
		118,083,983
Other Specialized REITs–0.02%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)(c)	500,000	516,914
4.88%, 09/15/2029(b)	500,000	485,630
6.25%, 01/15/2033(b)	34,000	34,346
		1,036,890
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	107,000	106,837
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Packaged Foods & Meats–0.73%
Frigorifico Concepcion S.A. (Paraguay), 7.70%, 07/21/2028(b)	$500,000	$350,034
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	234,000	248,513
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)(c)	2,549,000	2,406,635
Mars, Inc.,
4.60%, 03/01/2028(b)(c)	5,915,000	5,944,222
4.80%, 03/01/2030(b)(c)	2,360,000	2,375,572
5.00%, 03/01/2032(b)	3,101,000	3,112,845
5.20%, 03/01/2035(b)(c)	5,836,000	5,816,309
5.65%, 05/01/2045(b)	4,221,000	4,143,379
5.70%, 05/01/2055(b)	4,281,000	4,156,124
5.80%, 05/01/2065(b)	2,901,000	2,816,693
McCormick & Co., Inc., 4.70%, 10/15/2034	1,552,000	1,474,440
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	3,014,000	3,237,455
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	858,000	849,660
The Campbell’s Company,
5.30%, 03/20/2026(c)	318,000	319,398
5.20%, 03/21/2029(c)	344,000	350,169
5.40%, 03/21/2034	451,000	449,971
5.25%, 10/13/2054	863,000	760,245
		38,811,664
Paper & Plastic Packaging Products & Materials–0.17%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	3,086,000	3,107,617
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	245,000	247,775
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	1,565,000	1,569,268
SAN Miguel Industrias Pet S.A./NG PET R&P Latin America S.A. (Peru), 3.75%, 08/02/2028(b)	702,000	644,972
Sealed Air Corp.,
5.00%, 04/15/2029(b)	267,000	262,341
7.25%, 02/15/2031(b)(c)	2,917,000	3,051,716
		8,883,689
Paper Products–0.02%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(b)	225,000	224,920
Magnera Corp., 7.25%, 11/15/2031(b)(c)	1,012,000	926,698
		1,151,618
Passenger Airlines–0.12%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	62,348	54,422
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)(c)	371,000	364,546
Principal Amount		Value
Passenger Airlines–(continued)
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)(c)	$1,225,000	$1,200,337
5.31%, 10/20/2031(b)	1,163,000	1,132,015
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	471,065	421,557
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	35,473	35,342
4.75%, 10/20/2028(b)	285,773	284,755
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	72,742	74,102
Series 24-A, 5.88%, 02/15/2037	1,437,381	1,411,062
Series AA, 5.45%, 02/15/2037	1,248,043	1,243,959
		6,222,097
Passenger Ground Transportation–0.09%
Uber Technologies, Inc.,
4.30%, 01/15/2030(c)	2,906,000	2,866,651
5.35%, 09/15/2054(c)	2,062,000	1,873,975
		4,740,626
Personal Care Products–0.03%
Kenvue, Inc.,
5.35%, 03/22/2026	76,000	76,571
5.05%, 03/22/2028	180,000	184,590
5.00%, 03/22/2030	542,000	555,155
4.90%, 03/22/2033(c)	357,000	358,311
5.20%, 03/22/2063	177,000	160,560
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	260,000	259,957
		1,595,144
Pharmaceuticals–0.34%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	185,000	183,269
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	452,000	459,738
4.90%, 02/26/2031	517,000	526,932
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029	260,000	264,934
5.90%, 11/15/2033(c)	299,000	317,168
6.25%, 11/15/2053	207,000	215,775
6.40%, 11/15/2063	482,000	507,995
Eli Lilly and Co.,
4.70%, 02/09/2034	339,000	333,766
5.00%, 02/09/2054	10,000	9,081
5.10%, 02/09/2064	575,000	518,362
5.20%, 08/14/2064	526,000	484,734
Merck & Co., Inc., 5.15%, 05/17/2063	108,000	97,234
Novartis Capital Corp.,
4.00%, 09/18/2031(c)	1,559,000	1,518,216
4.20%, 09/18/2034(c)	2,809,000	2,660,801
4.70%, 09/18/2054	2,081,000	1,812,743
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	5,080,000	5,137,084
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	$2,790,000	$2,817,403
		17,865,235
Property & Casualty Insurance–0.11%
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	1,901,000	1,806,424
Markel Group, Inc., 6.00%(d)(f)	3,627,000	3,627,000
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	145,000	138,843
		5,572,267
Rail Transportation–0.14%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	2,549,000	2,541,196
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	209,000	131,036
Norfolk Southern Corp.,
5.05%, 08/01/2030	253,000	258,984
5.55%, 03/15/2034	274,000	281,974
5.10%, 05/01/2035	2,164,000	2,138,427
5.95%, 03/15/2064	286,000	284,483
TTX Co., 5.05%, 11/15/2034(b)	1,225,000	1,225,972
Union Pacific Corp., 5.15%, 01/20/2063	308,000	273,528
		7,135,600
Real Estate Development–0.03%
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	39,000	43,079
6.88%, 07/15/2029	1,314,000	1,360,702
Port of Spain Waterfront Development (Trinidad), 7.88%, 02/19/2040(b)	200,000	191,250
		1,595,031
Regional Banks–0.09%
Banco del Estado de Chile (Chile), 7.95%(b)(d)(f)	421,000	436,418
Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(b)	200,000	195,811
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	136,000	132,290
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	1,026,000	1,049,571
Synovus Financial Corp., 6.17%, 11/01/2030(d)	1,064,000	1,078,295
Truist Financial Corp., Series P, 4.95%(c)(d)(f)	661,000	658,329
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	1,056,000	1,065,051
		4,615,765
Reinsurance–0.12%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	1,629,000	1,650,381
Principal Amount		Value
Reinsurance–(continued)
Global Atlantic (Fin) Co.,
6.75%, 03/15/2054(b)	$1,248,000	$1,237,866
7.95%, 10/15/2054(b)(d)	3,506,000	3,605,500
		6,493,747
Renewable Electricity–0.01%
Idaho Power Co., 5.20%, 08/15/2034	423,000	423,651
Research & Consulting Services–0.02%
CACI International, Inc., 6.38%, 06/15/2033(b)	1,079,000	1,101,324
Restaurants–0.49%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)(c)	2,454,000	2,471,230
Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(b)	400,000	404,835
Arcos Dorados B.V. (Brazil),
6.13%, 05/27/2029(b)	322,000	324,758
6.38%, 01/29/2032(b)(c)	8,265,000	8,445,177
McDonald’s Corp.,
4.80%, 08/14/2028	820,000	832,462
4.60%, 05/15/2030	2,932,000	2,943,164
4.95%, 08/14/2033(c)	687,000	692,849
4.95%, 03/03/2035(c)	4,165,000	4,108,326
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	5,005,000	5,317,627
Yum! Brands, Inc., 4.75%, 01/15/2030(b)(c)	500,000	489,454
		26,029,882
Retail REITs–0.32%
Agree L.P.,
5.63%, 06/15/2034	469,000	473,110
5.60%, 06/15/2035	4,196,000	4,212,232
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035(c)	387,000	391,198
Kimco Realty OP LLC, 4.85%, 03/01/2035	1,142,000	1,096,888
Kite Realty Group L.P.,
4.95%, 12/15/2031	816,000	805,378
5.50%, 03/01/2034	181,000	180,120
NNN REIT, Inc.,
5.60%, 10/15/2033	200,000	203,279
5.50%, 06/15/2034	431,000	431,701
Realty Income Corp.,
5.63%, 10/13/2032	122,000	126,226
5.13%, 04/15/2035(c)	1,403,000	1,387,529
5.38%, 09/01/2054	399,000	374,030
Regency Centers L.P.,
5.00%, 07/15/2032	2,968,000	2,963,555
5.25%, 01/15/2034	313,000	313,439
5.10%, 01/15/2035	505,000	498,329
Simon Property Group L.P., 4.75%, 09/26/2034(c)	3,386,000	3,236,871
		16,693,885
Security & Alarm Services–0.01%
Brink’s Co. (The), 6.50%, 06/15/2029(b)(c)	500,000	510,512
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Self-Storage REITs–0.45%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	$1,597,000	$1,585,950
5.41%, 09/12/2034(c)	1,820,000	1,749,724
Extra Space Storage L.P.,
5.70%, 04/01/2028	102,000	104,877
5.40%, 02/01/2034	580,000	576,896
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)(c)	486,000	476,853
Prologis L.P.,
4.88%, 06/15/2028(c)	245,000	248,603
4.75%, 01/15/2031	8,087,000	8,115,257
5.13%, 01/15/2034	216,000	216,285
5.00%, 03/15/2034	1,289,000	1,270,486
5.00%, 01/31/2035	1,377,000	1,353,019
5.25%, 05/15/2035	5,884,000	5,853,624
5.25%, 03/15/2054	1,827,000	1,677,057
Public Storage Operating Co.,
5.13%, 01/15/2029	68,000	69,816
5.35%, 08/01/2053	588,000	549,999
		23,848,446
Semiconductors–0.52%
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	844,000	873,773
5.50%, 01/25/2031(b)	1,662,000	1,684,682
6.15%, 01/25/2032(b)	1,276,000	1,326,041
5.90%, 01/25/2033(b)	706,000	721,153
5.88%, 01/25/2034(b)(c)	1,091,000	1,094,623
6.25%, 01/25/2035(b)	1,602,000	1,649,493
6.10%, 01/25/2036(b)	1,803,000	1,833,209
6.20%, 01/25/2037(b)	2,265,000	2,317,650
6.40%, 01/25/2038(b)	735,000	761,935
6.30%, 01/25/2039(b)	1,930,000	1,984,218
Micron Technology, Inc.,
5.30%, 01/15/2031	385,000	387,517
5.65%, 11/01/2032(c)	3,144,000	3,195,819
6.05%, 11/01/2035	8,724,000	8,899,340
SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(b)	600,000	623,823
		27,353,276
Single-Family Residential REITs–0.07%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	1,088,000	1,083,912
5.25%, 03/15/2035	1,065,000	1,040,177
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	653,000	656,285
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,141,000	1,086,067
		3,866,441
Soft Drinks & Non-alcoholic Beverages–0.60%
Coca-Cola Co. (The), 5.40%, 05/13/2064	1,636,000	1,550,215
Coca-Cola FEMSA, S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	9,654,000	9,470,477
Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	$2,140,000	$2,133,069
4.60%, 05/15/2030(c)	9,581,000	9,540,093
5.15%, 05/15/2035	4,184,000	4,100,738
PepsiCo, Inc.,
4.60%, 02/07/2030(c)	2,110,000	2,132,957
5.00%, 02/07/2035	2,777,000	2,773,195
		31,700,744
Sovereign Debt–1.61%
Banque Ouest Africaine de Developpement (Supranational), 8.20%, 02/13/2055(b)(d)	230,000	229,263
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034	5,979,000	5,847,690
Colombia Government International Bond (Colombia), 8.00%, 04/20/2033	200,000	205,376
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	3,279,000	3,358,926
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	13,542,000	13,602,939
7.15%, 02/24/2055(b)	7,519,000	7,384,786
Egypt Government International Bond (Egypt), 8.63%, 02/04/2030(b)	385,000	382,528
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	2,805,000	2,813,191
7.05%, 10/04/2032(b)	200,000	211,069
6.55%, 02/06/2037(b)	3,245,000	3,253,015
Israel Government International Bond (Israel), 4.50%, 01/17/2033	200,000	187,098
Ivory Coast Government International Bond (Ivory Coast), 8.08%, 04/01/2036(b)	455,000	430,971
Mexico Government International Bond (Mexico),
6.88%, 05/13/2037	310,000	313,929
6.34%, 05/04/2053	200,000	176,070
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	600,000	628,521
Oriental Republic of Uruguay (Uruguay), 5.25%, 09/10/2060	800,000	705,708
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	2,934,000	2,892,190
Republic of Armenia International Bond (Armenia), 6.75%, 03/12/2035(b)	600,000	571,815
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	200,000	182,937
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Republic of Poland Government International Bond (Poland),
5.38%, 02/12/2035	$10,335,000	$10,340,029
5.50%, 03/18/2054	340,000	308,621
Republic of South Africa Government International Bond (South Africa),
5.38%, 07/24/2044	1,000,000	735,368
5.75%, 09/30/2049	200,000	145,160
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	297,576
6.63%, 02/17/2028(b)	5,030,000	5,144,203
5.88%, 01/30/2029(b)	3,552,000	3,540,461
3.63%, 03/27/2032(b)	300,000	251,427
7.13%, 01/17/2033(b)	3,760,000	3,820,030
5.75%, 03/24/2035(b)	7,010,000	6,301,289
7.63%, 01/17/2053(b)	500,000	484,491
Saudi Government International Bond (Saudi Arabia),
4.38%, 04/16/2029(b)	415,000	412,655
5.63%, 01/13/2035(b)(c)	440,000	454,560
5.00%, 01/18/2053(b)	200,000	166,260
Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	300,000	310,378
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	8,505,000	8,164,375
Turkiye Government International Bond (Turkey), 7.63%, 05/15/2034	695,000	696,383
		84,951,288
Specialized Consumer Services–0.37%
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	420,000	393,344
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	7,347,000	7,326,774
5.63%, 04/28/2035(b)	11,885,000	11,892,893
		19,613,011
Specialized Finance–0.03%
Blackstone Private Credit Fund, 4.95%, 09/26/2027(c)	1,037,000	1,026,316
Corp. Financiera de Desarrollo S.A. - COFIDE (Peru), 5.50%, 05/06/2030(b)	390,000	391,845
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	372,000	386,107
		1,804,268
Specialty Chemicals–0.22%
Celanese US Holdings LLC, 6.85%, 11/15/2028	500,000	518,045
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,768,000	2,773,511
3.75%, 06/23/2031(b)	200,000	176,912
6.70%, 03/01/2036(b)	4,672,000	4,595,501
Sociedad Quimica y Minera de Chile S.A. (Chile),
6.50%, 11/07/2033(b)	2,961,000	3,044,876
5.50%, 09/10/2034(b)	340,000	324,615
Principal Amount		Value
Specialty Chemicals–(continued)
Wayfair LLC, 7.25%, 10/31/2029(b)	$17,000	$16,599
		11,450,059
Steel–0.20%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	390,000	384,361
4.63%, 03/01/2029(b)	500,000	447,427
6.88%, 11/01/2029(b)	4,286,000	3,988,549
7.38%, 05/01/2033(b)(c)	54,000	46,436
POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030(b)	3,591,000	3,598,455
5.75%, 05/07/2035(b)	2,329,000	2,335,231
		10,800,459
Systems Software–0.24%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	75,000	74,628
Oracle Corp.,
6.25%, 11/09/2032(c)	273,000	291,564
4.90%, 02/06/2033	230,000	226,932
4.70%, 09/27/2034(c)	2,379,000	2,270,102
6.90%, 11/09/2052	191,000	206,450
5.38%, 09/27/2054(c)	2,773,000	2,461,321
6.00%, 08/03/2055(c)	2,030,000	1,969,487
5.50%, 09/27/2064	2,086,000	1,838,884
6.13%, 08/03/2065	3,363,000	3,267,612
		12,606,980
Technology Hardware, Storage & Peripherals–0.09%
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034(c)	1,807,000	1,760,113
5.60%, 10/15/2054(c)	2,583,000	2,412,679
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)	400,000	426,719
		4,599,511
Telecom Tower REITs–0.00%
SBA Communications Corp., 3.13%, 02/01/2029	275,000	256,053
Tobacco–0.57%
Altria Group, Inc., 4.88%, 02/04/2028(c)	784,000	791,464
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	207,000	215,751
6.00%, 02/20/2034	235,000	244,576
7.08%, 08/02/2043	79,000	85,493
Philip Morris International, Inc.,
5.00%, 11/17/2025	117,000	117,215
4.38%, 11/01/2027	1,952,000	1,953,053
5.13%, 11/17/2027	344,000	350,198
4.88%, 02/15/2028(c)	634,000	642,783
4.13%, 04/28/2028	3,118,000	3,098,857
5.25%, 09/07/2028	462,000	473,849
4.88%, 02/13/2029	1,187,000	1,202,060
4.63%, 11/01/2029(c)	2,229,000	2,237,375
4.38%, 04/30/2030	6,171,000	6,098,488
5.13%, 02/13/2031	315,000	320,504
4.75%, 11/01/2031	1,704,000	1,700,574
5.75%, 11/17/2032	139,000	145,596
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Tobacco–(continued)
5.38%, 02/15/2033	$703,000	$717,123
5.63%, 09/07/2033	388,000	401,163
5.25%, 02/13/2034	6,000	6,040
4.90%, 11/01/2034(c)	4,104,000	4,026,140
4.88%, 04/30/2035	5,379,000	5,204,806
		30,033,108
Trading Companies & Distributors–0.19%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	1,470,000	1,472,456
Air Lease Corp., Series B, 4.65%(d)(f)	3,581,000	3,531,361
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	1,077,000	1,037,248
GATX Corp.,
5.50%, 06/15/2035	32,000	31,763
6.05%, 06/05/2054	41,000	39,960
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	513,000	517,257
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	1,831,000	1,863,273
5.13%, 07/17/2034(b)(c)	1,756,000	1,769,103
		10,262,421
Transaction & Payment Processing Services–0.05%
Fiserv, Inc.,
5.38%, 08/21/2028	644,000	659,524
5.63%, 08/21/2033	420,000	427,713
5.45%, 03/15/2034(c)	1,007,000	1,009,822
Mastercard, Inc., 4.85%, 03/09/2033(c)	399,000	401,569
		2,498,628
Wireless Telecommunication Services–0.27%
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	199,976
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	169,387
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(c)(d)	3,383,000	3,410,907
7.13%, 04/15/2055(d)	2,357,000	2,361,611
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	501,000	503,293
T-Mobile USA, Inc.,
5.65%, 01/15/2053	249,000	235,750
6.00%, 06/15/2054	29,000	28,868
5.88%, 11/15/2055(c)	2,902,000	2,828,478
Turkcell Iletisim Hizmetleri A.S. (Turkey), 7.65%, 01/24/2032(b)	670,000	680,626
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	250,000	243,993
5.13%, 06/04/2081(d)	4,818,000	3,573,604
		14,236,493
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,578,532,081)		2,569,925,667
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–31.56%
Collateralized Mortgage Obligations–0.68%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(j)	$1,721	$216
6.00%, 07/25/2033(j)	1,614	213
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(k)	4,736,000	4,687,407
Series K085, Class AM, 4.06%, 10/25/2028(k)	4,736,000	4,698,519
Series K089, Class AM, 3.63%, 01/25/2029(k)	8,018,000	7,829,742
Series K088, Class AM, 3.76%, 01/25/2029(k)	18,944,000	18,604,427
		35,820,524
Federal Home Loan Mortgage Corp. (FHLMC)–1.79%
3.50%, 08/01/2026	29,664	29,369
7.00%, 05/01/2028 to 06/01/2032	162,746	170,112
6.00%, 03/01/2029 to 08/01/2053	55,630,895	56,652,384
7.50%, 05/01/2030 to 05/01/2035	138,693	141,972
8.50%, 08/01/2031	8,675	9,165
3.00%, 02/01/2032	744,381	720,870
6.50%, 08/01/2032 to 09/01/2036	42,962	44,891
8.00%, 08/01/2032	6,218	6,510
5.50%, 01/01/2034 to 07/01/2053	28,329,390	28,272,360
5.00%, 07/01/2034 to 06/01/2040	736,053	737,758
4.50%, 02/01/2040 to 10/01/2046	8,071,618	7,930,621
ARM, 6.88% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.05%), 12/01/2036(e)	24,662	25,533
7.23% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	2,343	2,412
7.36% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(e)	38,033	39,157
		94,783,114
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–1.22%
6.50%, 07/01/2028 to 01/01/2037	$27,205	$28,152
7.50%, 02/01/2030 to 08/01/2037	224,654	231,618
3.50%, 12/01/2030 to 05/01/2047	20,897,602	19,104,099
7.00%, 03/01/2032 to 02/01/2034	114,257	119,324
8.50%, 10/01/2032	14,514	15,126
5.50%, 04/01/2033 to 09/01/2053	30,461,625	30,358,518
8.00%, 04/01/2033	12,791	13,397
6.00%, 04/01/2037 to 10/01/2039	3,290	3,430
5.00%, 12/01/2039	226,494	226,709
3.00%, 08/01/2043	1,626,008	1,445,314
4.00%, 12/01/2048	13,838,825	12,910,716
ARM, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	30,974	32,001
6.62% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.65%), 01/01/2037(e)	16,989	17,627
6.78% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2038(e)	11,309	11,559
		64,517,590
Government National Mortgage Association (GNMA)–6.92%
8.00%, 08/15/2025 to 06/15/2026	470	471
6.56%, 01/15/2027	16,396	16,589
7.00%, 10/15/2028 to 09/15/2032	50,809	51,468
6.00%, 11/15/2028 to 02/15/2033	24,259	25,206
6.50%, 01/15/2029 to 09/15/2034	28,963	29,448
7.50%, 05/15/2031 to 05/15/2032	2,653	2,668
5.50%, 06/15/2035	13,960	14,198
5.00%, 07/15/2035	1,288	1,288
4.00%, 03/20/2048	2,590,811	2,383,496
TBA, 2.50%, 06/01/2055(l)	64,300,000	53,878,065
4.50%, 06/01/2055(l)	63,574,000	59,989,184
5.00%, 06/01/2055(l)	85,300,000	82,767,236
5.50%, 06/01/2055(l)	83,978,000	83,397,370
6.00%, 06/01/2055(l)	82,162,000	82,970,950
		365,527,637
Principal Amount		Value
Uniform Mortgage-Backed Securities–20.95%
TBA, 2.00%, 06/01/2055(l)	$65,595,000	$50,986,356
2.50%, 06/01/2055(l)	236,540,018	192,693,960
3.00%, 06/01/2055(l)	202,402,323	172,255,230
3.50%, 06/01/2055(l)	96,185,913	85,269,449
4.00%, 06/01/2055(l)	72,746,773	66,658,110
5.00%, 06/01/2055(l)	160,707,224	155,579,143
5.50%, 06/01/2055(l)	227,961,124	225,696,955
6.00%, 06/01/2055(l)	156,554,730	158,107,394
		1,107,246,597
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,680,239,386)		1,667,895,462

Asset-Backed Securities–25.41%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(k)	58,220	57,916
Series 2005-1, Class 4A1, 5.70%, 05/25/2035(k)	243,666	238,606
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	12,106,000	12,032,008
ALA Trust, Series 2025-OANA, Class B, 6.14% (1 mo. Term SOFR + 1.84%), 06/15/2030(b)(e)	7,781,000	7,784,344
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	12,723,537
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	502,658	488,027
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	2,394,525	2,253,133
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(k)	1,133,876	1,086,722
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	2,279,625	1,962,905
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	6,057,575	5,190,413
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(k)	11,072,853	10,169,607
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(k)	2,975,109	2,994,014
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)(k)	8,960,934	8,926,857
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(k)	11,989,821	12,025,383
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)(k)	7,088,832	7,060,097
Series 2025-HB1, Class A1, 6.12% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(e)	1,896,007	1,904,808
Apidos CLO XII, Series 2013- 12A, Class ARR, 5.34% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(e)	6,426,300	6,423,087
Apidos CLO XXV, Series 2016- 25A, Class A1R3, 5.41% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(e)	10,795,000	10,769,664
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$20,133,000	$19,846,673
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,334,617
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	3,985,861
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,490,073
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,455,680
Bain Capital Credit CLO Ltd., Series 2021-1A, Class AR, 5.21% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	6,388,000	6,351,640
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(k)	4,394,000	4,365,083
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	3,175,000	3,225,267
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	9,604,565	8,033,221
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	9,603,824	7,700,153
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	8,487,101	7,526,058
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	10,013,157	8,371,842
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	12,217,963	9,796,117
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1, 0.00%, 01/25/2035(g)(k)	172,676	166,515
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	120,432	114,370
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.61%, 11/25/2034(k)	164,490	166,550
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.55%, 04/10/2051(k)	6,921,000	5,928,180
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	15,216,516
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	10,563,289
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	9,863,000	9,848,452
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(k)	2,500,000	2,603,934
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	1,293,454	1,249,789
Principal Amount		Value

BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(k)	$2,065,000	$2,081,987
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	3,994,000	3,989,227
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	5,705,321	5,703,769
Series 2021-VOLT, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	5,345,000	5,314,460
Series 2021-VOLT, Class D, 6.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	12,367,000	12,298,191
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(k)	6,450,000	6,431,196
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(k)	4,590,000	4,581,395
BX Trust,
Series 2022-LBA6, Class A, 5.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	10,965,000	10,948,318
Series 2022-LBA6, Class B, 5.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	6,790,000	6,778,813
Series 2022-LBA6, Class C, 5.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	3,630,000	3,622,448
Series 2025-VLT6, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	9,085,000	9,054,442
Series 2025-VLT6, Class B, 6.22% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	5,740,000	5,709,194
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class A1RR, 5.49% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(e)	5,867,340	5,871,054
Series 2015-5A, Class A1R3, 5.37% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(e)	3,538,884	3,540,494
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.39% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	7,250,801	7,241,310
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(k)	3,395,799	3,058,031
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(k)	7,996,860	7,979,634
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(k)	1,338,072	1,334,854
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(k)	820,374	740,872
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(k)	3,306,092	3,046,191
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(k)	1,639,826	1,504,496
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

CIFC Funding Ltd., Series 2016-1A, Class AR3, 5.27% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(e)	$4,609,286	$4,602,838
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.43%, 08/25/2034(k)	50,051	47,229
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	9,627,625	7,713,228
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(k)	8,612,582	8,647,635
Clover CLO LLC, Series 2021- 3A, Class AR, 5.35% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(e)	10,177,000	10,138,256
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	2,924,496	2,609,879
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	6,345,905	5,688,390
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(k)	6,373,466	6,017,582
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	8,854,372	8,600,959
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.50%, 08/10/2048(k)	5,267,000	5,241,268
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	183,959	82,706
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	1,215,134	1,102,876
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	1,891,831	1,694,209
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(k)	7,637,185	7,340,093
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(k)	5,772,399	5,217,163
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	8,938,256	8,911,647
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(k)	5,764,643	5,800,674
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(k)	5,466,813	5,473,344
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	19,959,570
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.61%, 06/25/2034(k)	358,504	338,926
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,622,925	9,392,279
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,164,863	10,061,399
Principal Amount		Value

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(b)(k)	$2,702,322	$2,391,425
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,587,520	17,599,445
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(k)	1,410,428	1,335,682
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	132,735	131,225
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	688,604	583,953
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	6,329,617	5,483,601
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(k)	8,478,592	8,447,524
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(k)	5,409,213	5,357,587
Empower CLO Ltd., Series 2024-1A, Class A1, 5.88% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(e)	10,250,000	10,285,035
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	1,710,000	1,737,317
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,991,000	2,050,799
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	4,070,000	4,080,352
Extended Stay America Trust, Series 2021-ESH, Class B, 5.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(e)	7,921,116	7,927,009
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	14,406,540	12,798,776
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	3,014,295	2,687,030
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	7,063,000	7,020,954
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	11,786,710	11,961,943
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(k)	868,760	843,303
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)(k)	792,098	757,051
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)(k)	5,090,843	5,103,101
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(k)	341,272	283,475
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.24% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(e)	4,358,000	4,354,836
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	$5,426,300	$5,429,746
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.42% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	5,985,000	5,983,013
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,682,818
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,824,934
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	7,782,419	6,891,096
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.57%, 09/25/2035(k)	80,407	72,530
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.34% (1 mo. Term SOFR + 1.01%), 06/20/2035(e)	10,669	10,005
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,757,444
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	2,000,062
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	461,652	462,279
ICG US CLO Ltd., Series 2016- 1A, Class A1RR, 5.79% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(e)	11,393,271	11,403,776
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	3,479,040	3,368,897
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	12,002,000	11,881,980
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(k)	8,898,000	8,897,997
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,417,250	5,325,403
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 6.20%, 06/25/2035(k)	48,256	49,152
Series 2005-A5, Class 1A2, 5.30%, 08/25/2035(k)	54,259	52,071
Series 2007-A4, Class 3A1, 5.30%, 06/25/2037(k)	295,277	227,254
Series 20153, Class B2, 3.58%, 05/25/2045(b)(k)	3,118,538	2,927,755
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	10,801,204	9,237,281
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(k)	2,142,399	2,116,462
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(k)	8,110,806	8,152,226
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/2048	$418,421	$416,537
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,105,818
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.37% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(e)	6,754,013	6,757,086
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	89,195	63,713
Life Mortgage Trust, Series 2021-BMR, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	493,949	490,749
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.55% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(e)	9,238,648	9,245,188
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	5,921,010	5,220,835
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	5,969,572	5,291,865
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(k)	213,758	198,940
Series 2005-A5, Class A9, 4.85%, 06/25/2035(k)	283,400	273,372
Metronet Infrastructure LLC, 6.01%, 07/20/2055(i)	7,250,000	7,184,562
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	7,096,498	6,280,727
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	5,810,000	5,804,221
Series 2021-STOR, Class B, 5.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	4,355,000	4,345,572
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(k)	15,769,000	15,677,084
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(k)	3,350,000	2,542,723
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,869,218
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,116,364
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(k)	$6,035,729	$6,041,433
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(k)	8,389,193	8,405,014
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(k)	6,476,454	6,502,228
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	6,823,381	6,857,303
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(e)	10,044,000	10,048,992
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(k)	1,145,294	1,090,279
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(k)	2,259,835	2,126,650
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	6,240,667	5,841,401
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)(k)	2,893,700	2,894,241
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.23% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	7,066,000	7,016,792
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(k)	99,101	97,689
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	9,236,384	7,800,099
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	7,755,278	6,892,135
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(k)	7,063,333	6,270,974
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)(k)	6,167,643	6,114,143
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(k)	3,807,840	3,805,129
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	6,806,690	6,066,781
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.53% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(e)	18,437,000	18,426,694
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	19,639,217
Principal Amount		Value

Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	$8,129,000	$8,100,679
PMT Loan Trust, Series 2025- INV1, Class A7, 6.00%, 01/25/2060(b)(k)	4,595,234	4,639,182
PPM CLO 3 Ltd., Series 2019- 3A, Class AR, 5.63% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	9,626,000	9,640,439
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	6,184,048	5,737,316
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,252,545	9,205,803
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 4.98% (1 mo. Term SOFR + 0.65%), 08/25/2031(e)	82,987	78,209
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	13,584,953	14,171,606
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(k)	6,851,523	6,875,610
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(k)	5,968,173	6,003,111
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	5,097,695	5,099,265
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	155,957	154,355
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	5,367,354	5,179,618
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(k)	315,853	266,069
Series 2013-7, Class A2, 3.00%, 06/25/2043(k)	241,227	214,819
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	11,337,359	10,412,467
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	4,762,436	4,285,876
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	3,109,162	3,108,127
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(k)	304,041	290,425
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.36% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	13,427,000	13,389,364
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	8,982,075	8,765,801
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,365,767	4,865,836
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,269,433	4,430,061
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	$3,207,995	$2,994,781
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	189,682	180,811
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(k)	1,200,571	1,131,594
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	10,716,584	9,435,121
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	8,041,131	7,246,565
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 5.33%, 09/25/2034(k)	87,581	85,788
Series 2004-8, Class 3A, 6.17%, 07/25/2034(k)	454,168	446,860
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	7,095,345	7,241,429
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	7,782,890	7,876,577
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,716,225	7,887,653
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	8,059,500	7,909,463
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	7,447,575	7,334,904
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	7,626,675	7,515,104
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	66,961	62,092
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.46% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	4,248,126	4,250,051
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.36% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	8,291,397	8,299,688
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.16% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	11,662,285	11,638,121
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.45% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(e)	6,520,000	6,522,954
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	5,010,000	5,076,409
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	8,732,460	8,036,193
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 5.44% (1 mo. Term SOFR + 1.11%), 12/25/2033(e)	113,553	109,467
Series 2005-1, Class A3, 4.66%, 04/25/2045(k)	257,463	250,607
Principal Amount		Value

TierPoint Issuer LLC,
Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	$2,229,667	$2,232,334
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	11,433,000	11,533,983
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	8,934,000	8,881,251
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	10,855,322	10,093,309
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.43% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	5,725,000	5,721,312
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,962,249
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(k)	781,086	765,496
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(k)	1,031,842	1,012,067
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(k)	1,602,985	1,416,778
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(k)	8,872,831	7,944,804
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	1,580,648	1,521,789
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(k)	6,291,780	5,807,949
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(k)	7,440,035	7,069,497
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(k)	2,954,643	2,958,031
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(k)	3,739,377	3,741,751
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(k)	4,873,434	4,848,048
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	1,135,104	1,085,772
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.61%, 11/25/2036(k)	127,092	111,530
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 7.30%, 08/25/2035(k)	58,451	57,254
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,432,315	10,133,836
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,880,867	4,685,963
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(k)	5,762,000	5,770,812
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.18%, 10/15/2057(k)	4,693,000	4,399,489
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,144,681	19,381,086
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	4,610,163	4,736,973
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Zayo Issuer LLC, Series 2025- 2A, Class A2, 5.95%, 06/20/2055(b)	$8,273,000	$8,376,389
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	9,109,000	9,342,540
Total Asset-Backed Securities (Cost $1,408,394,486)		1,342,779,468
U.S. Treasury Securities–7.31%
U.S. Treasury Bills–0.23%
4.09% - 4.11%, 05/14/2026(m)(n)	12,397,000	11,928,357
U.S. Treasury Bonds–1.90%
5.00%, 05/15/2045	19,727,100	19,930,536
4.63%, 02/15/2055	84,492,700	80,611,316
		100,541,852
U.S. Treasury Notes–5.18%
3.75%, 04/30/2027	136,647,500	136,236,490
3.75%, 05/15/2028	18,826,300	18,771,145
3.88%, 04/30/2030	45,598,300	45,423,744
4.00%, 04/30/2032	5,318,200	5,266,680
4.25%, 05/15/2035	68,776,400	68,008,039
		273,706,098
Total U.S. Treasury Securities (Cost $386,020,148)		386,176,307
Shares
Preferred Stocks–1.09%
Aerospace & Defense–0.05%
Boeing Co. (The), 6.00%, Conv. Pfd.	37,000	2,490,840
Diversified Banks–0.50%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	23,403	26,585,808
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	508,150	13,089,944
Investment Banking & Brokerage–0.12%
Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,325,838
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.	348,527	9,054,732
Total Preferred Stocks (Cost $59,853,072)		57,547,162
Principal Amount
Variable Rate Senior Loan Interests–1.03%(o)(p)
Aerospace & Defense–0.00%
TransDigm, Inc., Term Loan J, 6.80% (3 mo. Term SOFR + 2.50%), 02/28/2031	$248,125	248,397
Automobile Manufacturers–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan B, 7.08% (1 mo. Term SOFR + 2.75%), 01/15/2032	1,437,000	1,435,204
Principal Amount		Value
Electronic Manufacturing Services–0.01%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.80% (3 mo. Term SOFR + 2.50%), 08/04/2031	$395,000	$393,582
Health Care Facilities–0.00%
Select Medical Corp., Term Loan B, 6.33% (1 mo. Term SOFR + 2.00%), 11/30/2031	156,568	157,155
Health Care Services–0.00%
MPH Acquisition Holdings LLC, Term Loan, 8.03% (3 mo. Term SOFR + 3.75%), 12/31/2030	125,000	123,281
Passenger Airlines–0.13%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 05/07/2032(q)	6,734,300	6,770,766
Real Estate Development–0.01%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.58% (1 mo. Term SOFR + 3.25%), 01/31/2030	243,735	245,562
Greystar Real Estate Partners LLC, Term Loan B, 7.08% (3 mo. Term SOFR + 2.75%), 08/21/2030(i)	247,503	247,503
		493,065
Restaurants–0.27%
Raising Cane’s Restaurants LLC, Term Loan B, 6.33% (1 mo. Term SOFR + 2.00%), 09/10/2031	13,976,765	14,037,913
Wireless Telecommunication Services–0.58%
X Corp.,
Term Loan B, 9.50%, 10/27/2029	22,407,000	22,331,713
Term Loan B , 10.95% (3 mo. SOFR + 6.50%), 10/27/2029	8,449,390	8,378,373
		30,710,086
Total Variable Rate Senior Loan Interests (Cost $54,449,260)		54,369,449

Agency Credit Risk Transfer Notes–0.34%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.42% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	6,471,023	6,579,882
Series 2022-R04, Class 1M1, 6.32% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	3,274,883	3,324,816
Series 2023-R02, Class 1M1, 6.62% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	2,508,992	2,567,339
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount		Value

Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 6.62% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)		$3,252,841	$3,314,216
Series 2023-DNA1, Class M1, STACR®, 6.42% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)		1,941,786	1,969,973
Total Agency Credit Risk Transfer Notes (Cost $17,449,525)			17,756,226
Non-U.S. Dollar Denominated Bonds & Notes–0.22%(r)
Airport Services–0.01%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	200,000	266,622
Automotive Parts & Equipment–0.00%
Schaeffler AG (Germany), 3.38%, 10/12/2028(b)	EUR	200,000	222,918
Diversified Chemicals–0.00%
INEOS Quattro Finance 2 PLC (United Kingdom), 8.50%, 03/15/2029(b)	EUR	200,000	230,557
Environmental & Facilities Services–0.01%
Paprec Holding S.A. (France), 6.50%, 11/17/2027(b)	EUR	200,000	238,050
Homefurnishing Retail–0.00%
Mobilux Finance S.A.S. (France), 4.25%, 07/15/2028(b)	EUR	200,000	224,176
Integrated Telecommunication Services–0.06%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,527,000	2,553,673
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	225,000	268,781
Telecom Italia S.p.A. (Italy), 7.88%, 07/31/2028(b)	EUR	400,000	512,708
			3,335,162
Leisure Facilities–0.01%
Deuce FinCo PLC (United Kingdom), 5.50%, 06/15/2027(b)	GBP	200,000	268,277
Metal, Glass & Plastic Containers–0.01%
Ball Corp., 4.25%, 07/01/2032	EUR	110,000	127,117
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	200,000	235,106
			362,223
Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	6,314,072
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,939,041)			11,462,057
	Shares
Exchange-Traded Funds–0.17%
Invesco High Yield Bond Factor ETF(s)		65,000	1,449,825
Invesco High Yield Select ETF(s)		9,000	227,700
Invesco Senior Loan ETF(c)(s)		112,000	2,336,320
Shares		Value
Invesco Short Duration Total Return Bond ETF(s)	12,000	$298,620
Invesco Total Return Bond ETF(c)(s)	100,000	4,626,000
Total Exchange-Traded Funds (Cost $10,147,038)		8,938,465
Principal Amount
Municipal Obligations–0.13%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057	$507,000	538,412
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025	6,430,000	6,430,247
Total Municipal Obligations (Cost $6,937,000)		6,968,659
Shares
Common Stocks & Other Equity Interests–0.00%
Broadline Retail–0.00%
Americanas S.A. (Brazil)(t)	10,955	9,826
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(t)	3,651	2,630
		12,456
Oil & Gas Drilling–0.00%
Vantage Drilling International Ltd.(t)	95	1,140
Paper & Plastic Packaging Products & Materials–0.00%
Smurfit WestRock PLC	65	2,816
Specialty Chemicals–0.00%
Ingevity Corp.(t)	10	414
Total Common Stocks & Other Equity Interests (Cost $4,952)		16,826
Money Market Funds–12.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(s)(u)	230,668,625	230,668,625
Invesco Treasury Portfolio, Institutional Class, 4.22%(s)(u)	428,379,643	428,379,643
Total Money Market Funds (Cost $659,048,268)		659,048,268

Options Purchased–0.06%
(Cost $3,891,998)(v)		2,956,130
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-128.42% (Cost $6,875,906,255)		6,785,840,146
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.73%
Invesco Private Government Fund, 4.29%(s)(u)(w)	98,770,835	98,770,835
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.45%(s)(u)(w)	256,967,434	$257,018,828
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $355,789,847)		355,789,663
TOTAL INVESTMENTS IN SECURITIES–135.15% (Cost $7,231,696,102)		7,141,629,809
OTHER ASSETS LESS LIABILITIES—(35.15)%		(1,857,434,208)
NET ASSETS–100.00%		$5,284,195,601
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $2,321,326,863, which represented 43.93% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $550,320, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2025.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(p)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$1,469,691	$-	$(19,866)	$-	$1,449,825	$27,178
Invesco High Yield Select ETF	258,498	-	(25,349)	(5,883)	434	227,700	12,341
Invesco Senior Loan ETF	2,528,400	-	(168,395)	(22,960)	(725)	2,336,320	142,263
Invesco Short Duration Total Return Bond ETF	301,140	-	-	(2,520)	-	298,620	11,515
Invesco Total Return Bond ETF	4,781,000	-	-	(155,000)	-	4,626,000	156,439
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	282,138,685	565,517,090	(616,987,150)	-	-	230,668,625	8,574,443
Invesco Treasury Portfolio, Institutional Class	523,966,898	1,050,246,025	(1,145,833,280)	-	-	428,379,643	15,774,356
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	104,150,583	586,193,868	(591,573,616)	-	-	98,770,835	3,511,157*
Invesco Private Prime Fund	273,527,625	1,326,224,527	(1,342,691,763)	(17,793)	(23,768)	257,018,828	9,521,481*
Total	$1,191,652,829	$3,529,651,201	$(3,697,279,553)	$(224,022)	$(24,059)	$1,023,776,396	$37,731,173

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	Non-income producing security.
(u)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)(a)		Value
Equity Risk
S&P 500 Index	Call	08/29/2025	73	USD	6,000.00	USD	43,800,000	$1,237,715

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Put	Goldman Sachs International	07/29/2025	JPY	142.10	USD	109,300,000	$1,718,415

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Put	Goldman Sachs International	07/29/2025	JPY	136.20	USD	109,300,000	$(557,211)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,764	September-2025	$988,232,250	$331,695	$331,695
U.S. Treasury 10 Year Notes	4,063	September-2025	449,977,250	3,117,941	3,117,941
U.S. Treasury Long Bonds	78	September-2025	8,796,938	113,208	113,208
U.S. Treasury Ultra Bonds	1,716	September-2025	199,163,250	3,415,471	3,415,471
Subtotal—Long Futures Contracts				6,978,315	6,978,315
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,954	September-2025	(319,585,875)	(1,158,396)	(1,158,396)
U.S. Treasury 10 Year Ultra Notes	5,700	September-2025	(641,517,188)	(4,686,153)	(4,686,153)
Subtotal—Short Futures Contracts				(5,844,549)	(5,844,549)
Total Futures Contracts				$1,133,766	$1,133,766

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	14,225,000	USD	16,265,613	$52,415
Currency Risk
07/31/2025	Morgan Stanley and Co. International PLC	CAD	13,124,000	USD	9,495,505	(95,994)
07/31/2025	State Street Bank & Trust Co.	EUR	25,000	USD	28,268	(227)
07/31/2025	State Street Bank & Trust Co.	GBP	378,000	USD	503,217	(6,207)
Subtotal—Depreciation						(102,428)
Total Forward Foreign Currency Contracts						$(50,013)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,544,930,245	$24,995,422	$2,569,925,667
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,667,895,462	—	1,667,895,462
Asset-Backed Securities	—	1,323,712,926	19,066,542	1,342,779,468
U.S. Treasury Securities	—	386,176,307	—	386,176,307
Preferred Stocks	57,547,162	—	—	57,547,162
Variable Rate Senior Loan Interests	—	54,121,946	247,503	54,369,449
Agency Credit Risk Transfer Notes	—	17,756,226	—	17,756,226
Non-U.S. Dollar Denominated Bonds & Notes	—	11,462,057	—	11,462,057
Exchange-Traded Funds	8,938,465	—	—	8,938,465
Municipal Obligations	—	6,968,659	—	6,968,659
Common Stocks & Other Equity Interests	16,826	—	—	16,826
Money Market Funds	659,048,268	355,789,663	—	1,014,837,931
Options Purchased	1,237,715	1,718,415	—	2,956,130
Total Investments in Securities	726,788,436	6,370,531,906	44,309,467	7,141,629,809
Other Investments - Assets*
Investments Matured	—	102,740	0	102,740
Futures Contracts	6,978,315	—	—	6,978,315
Forward Foreign Currency Contracts	—	52,415	—	52,415
	6,978,315	155,155	0	7,133,470
Other Investments - Liabilities*
Futures Contracts	(5,844,549)	—	—	(5,844,549)
Forward Foreign Currency Contracts	—	(102,428)	—	(102,428)
Options Written	—	(557,211)	—	(557,211)
	(5,844,549)	(659,639)	—	(6,504,188)
Total Other Investments	1,133,766	(504,484)	—	629,282
Total Investments	$727,922,202	$6,370,027,422	$44,309,467	$7,142,259,091

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco Core Plus Bond Fund